UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-09025

New Covenant Funds

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: June 30, 2021

Date of reporting period: December 31, 2020

Item 1.	Reports to Stockholders.

December 31, 2020

SEMI-ANNUAL REPORT

New Covenant Funds

New Covenant Growth Fund

New Covenant Income Fund

New Covenant Balanced Growth Fund

New Covenant Balanced Income Fund

Paper copies of the Funds’ shareholder reports are no longer sent by mail, unless you specifically request them from the Funds or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online and you will be notified by mail each time a report is posted on the Funds’ website and provided with a link to access the report online.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-835-4531. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-835-4531; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

New Covenant Growth Fund

Sector Weightings†:

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.3%

United States — 96.3%

Communication Services — 8.5%
Activision Blizzard Inc	8,807	$818
Alphabet Inc, Cl A *	4,202	7,365
Alphabet Inc, Cl C *	4,147	7,265
AT&T Inc	124,429	3,579
Bandwidth Inc, Cl A *	74	11
Cardlytics Inc *	143	20
Cars.com Inc *	4,178	47
CenturyLink Inc	872	8
Charter Communications Inc, Cl A *	1,676	1,109
Cinemark Holdings Inc	2,104	37
Cogent Communications Holdings Inc	148	9
Comcast Corp, Cl A	57,606	3,019
Electronic Arts Inc	2,676	384
Emerald Holding Inc	4,781	26
Eventbrite Inc, Cl A *	2,537	46
EverQuote Inc, Cl A *	1,468	55
EW Scripps Co/The, Cl A	3,299	50
Facebook Inc, Cl A *	32,037	8,751
Fox Corp, Cl A	1,372	40
IAC/InterActiveCorp *	376	71
IMAX Corp *	2,244	40
Interpublic Group of Cos Inc/The	8,487	200
Iridium Communications Inc *	366	14
John Wiley & Sons Inc, Cl A	236	11
Liberty Broadband Corp, Cl A *	81	13
Liberty Broadband Corp, Cl C *	843	133
Liberty Media Corp-Liberty Formula One, Cl C *	1,355	58
Live Nation Entertainment Inc *	181	13
Madison Square Garden Entertainment Corp *	39	4
Match Group Inc *	1,537	232
Meredith Corp	1,401	27
MSG Networks Inc *	2,988	44
New York Times Co/The, Cl A	439	23
Nexstar Media Group Inc, Cl A	455	50

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Omnicom Group Inc	10,137	$632
Pinterest, Cl A *	2,610	172
Scholastic Corp	1,266	32
Shenandoah Telecommunications Co	222	10
Sirius XM Holdings Inc	7,153	46
Spotify Technology SA *	1,265	398
Take-Two Interactive Software Inc *	830	172
TechTarget Inc *	1,986	117
TEGNA Inc	3,052	43
T-Mobile US Inc *	5,590	754
Twitter Inc *	7,369	399
Verizon Communications Inc	57,853	3,399
ViacomCBS Inc, Cl B	1,000	37
Walt Disney Co/The	23,176	4,199
World Wrestling Entertainment Inc, Cl A	780	37
Zillow Group Inc, Cl C *	1,112	144
Zynga Inc, Cl A *	14,448	143

		44,306

Consumer Discretionary — 12.7%
1-800-Flowers.com Inc, Cl A *	3,668	95
Aaron’s Co Inc *	416	8
Abercrombie & Fitch Co, Cl A	2,970	60
Adtalem Global Education Inc *	1,460	50
Advance Auto Parts Inc	317	50
Amazon.com Inc *	5,729	18,659
American Eagle Outfitters Inc	3,416	69
American Public Education Inc *	1,831	56
Aramark	260	10
Asbury Automotive Group Inc *	425	62
At Home Group Inc *	6,757	104
AutoNation Inc *	970	68
AutoZone Inc *	235	279
Bed Bath & Beyond Inc	2,963	53
Best Buy Co Inc	14,318	1,429
Big Lots Inc	1,758	75
Bloomin’ Brands Inc	2,259	44
Booking Holdings Inc *	563	1,254
Boot Barn Holdings Inc *	1,181	51
BorgWarner Inc	2,278	88
Bright Horizons Family Solutions Inc *	76	13
Brinker International Inc	1,180	67
Brunswick Corp/DE	839	64
Buckle Inc/The	1,885	55
Burlington Stores Inc *	482	126
Cable One Inc	79	176
Callaway Golf Co	2,383	57
Capri Holdings Ltd *	1,319	55
CarMax Inc *	1,086	103
Carnival Corp	15,800	342
Carter’s Inc	471	44
Carvana Co, Cl A *	309	74
Cavco Industries Inc *	255	45

New Covenant Funds / Semi-Annual Report / December 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cheesecake Factory Inc/The	1,236	$46
Chegg Inc *	176	16
Children’s Place Inc/The	812	41
Chipotle Mexican Grill Inc, Cl A *	232	322
Choice Hotels International Inc	113	12
Columbia Sportswear Co	891	78
Cooper Tire & Rubber Co	1,668	68
Cracker Barrel Old Country Store Inc	323	43
Dana Inc	2,660	52
Darden Restaurants Inc	705	84
Dave & Buster’s Entertainment Inc	1,283	38
Deckers Outdoor Corp *	306	88
Denny’s Corp *	2,500	37
Designer Brands Inc, Cl A	3,316	25
Dick’s Sporting Goods Inc	1,054	59
Dillard’s Inc, Cl A	726	46
Discovery Inc, Cl C *	354	9
Dollar General Corp	2,608	548
Dollar Tree Inc *	1,320	143
Domino’s Pizza Inc	309	118
Dorman Products Inc *	128	11
DR Horton Inc	1,973	136
eBay Inc	24,197	1,216
Etsy Inc *	1,162	207
Expedia Group Inc	103	14
Five Below Inc *	410	72
Floor & Decor Holdings Inc, Cl A *	232	21
Foot Locker Inc	1,308	53
Ford Motor Co	28,288	249
Fox Factory Holding Corp *	749	79
frontdoor Inc *	251	13
Gap Inc/The	11,382	230
General Motors Co	11,957	498
Gentex Corp	440	15
Gentherm Inc *	1,113	73
Genuine Parts Co	109	11
Goodyear Tire & Rubber Co/The	690	7
Graham Holdings Co, Cl B	78	42
Grand Canyon Education Inc *	121	11
Group 1 Automotive Inc	479	63
Grubhub Inc *	1,289	96
Guess? Inc	2,341	53
H&R Block Inc	3,157	50
Hanesbrands Inc	13,319	194
Harley-Davidson Inc	306	11
Hasbro Inc	2,632	246
Helen of Troy Ltd *	57	13
Hilton Grand Vacations Inc *	3,016	95
Hilton Worldwide Holdings Inc	4,365	486
Home Depot Inc/The	14,251	3,785
Hyatt Hotels Corp, Cl A	135	10
Installed Building Products Inc *	694	71

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
iRobot Corp *	1,013	$81
Jack in the Box Inc	658	61
Johnson Outdoors Inc, Cl A	659	74
KB Home	4,733	159
Kohl’s Corp	1,859	76
Kontoor Brands Inc	1,282	52
L Brands Inc	638	24
La-Z-Boy Inc, Cl Z	1,597	64
LCI Industries	483	63
Lear Corp	6,486	1,031
Leggett & Platt Inc	222	10
Lennar Corp, Cl A	651	50
Lennar Corp, Cl B	728	45
LGI Homes Inc *	127	13
Liberty Media Corp-Liberty SiriusXM, Cl C *	234	10
LKQ Corp *	317	11
Lowe’s Cos Inc	15,716	2,523
M/I Homes Inc *	1,195	53
Macy’s Inc	4,042	45
Madison Square Garden Sports Corp *	39	7
Magnite Inc *	1,140	35
Malibu Boats Inc, Cl A *	202	13
Marriott International Inc/MD, Cl A	3,599	475
Marriott Vacations Worldwide Corp	394	54
Mattel Inc *	14,805	258
McDonald’s Corp	11,361	2,438
Meritage Homes Corp *	794	66
Michaels Cos Inc/The *	7,530	98
Mohawk Industries Inc *	127	18
Monro Inc	626	33
Murphy USA Inc	422	55
National Vision Holdings Inc *	447	20
Netflix Inc *	5,354	2,895
Newell Brands Inc	605	13
News Corp, Cl A	829	15
NIKE Inc, Cl B	17,693	2,503
Nordstrom Inc	3,866	121
Norwegian Cruise Line Holdings Ltd *	14,956	380
NVR Inc *	13	53
Office Depot Inc	1,901	56
Ollie’s Bargain Outlet Holdings Inc *	746	61
OneSpaWorld Holdings Ltd	3,063	31
O’Reilly Automotive Inc *	677	306
Oxford Industries Inc	665	44
Papa John’s International Inc	806	68
Peloton Interactive Inc, Cl A *	3,058	464
Penske Automotive Group Inc	957	57
PetMed Express Inc	366	12
Planet Fitness Inc, Cl A *	3,228	251
Polaris Inc	966	92
PulteGroup Inc	5,125	221
PVH Corp	108	10

2	New Covenant Funds / Semi-Annual Report / December 31, 2020

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Qurate Retail Inc	1,412	$15
Ralph Lauren Corp, Cl A	690	72
RealReal Inc/The *	2,868	56
Rent-A-Center Inc/TX, Cl A	1,764	68
RH *	224	100
Roku Inc, Cl A *	1,227	407
Ross Stores Inc	3,209	394
Royal Caribbean Cruises Ltd	8,804	658
Sally Beauty Holdings Inc *	2,794	36
SeaWorld Entertainment Inc *	1,594	50
Service Corp International/US	250	12
Shake Shack Inc, Cl A *	157	13
Shutterstock Inc	205	15
Signet Jewelers Ltd	2,402	65
Six Flags Entertainment Corp	248	8
Sleep Number Corp *	1,033	85
Stamps.com Inc *	630	124
Standard Motor Products Inc	943	38
Starbucks Corp	16,902	1,808
Steven Madden Ltd	1,178	42
Stitch Fix Inc, Cl A *	1,950	114
Strategic Education Inc	331	32
Stride Inc *	348	7
Tapestry Inc	2,803	87
Target Corp	6,577	1,161
Taylor Morrison Home Corp, Cl A *	12,743	327
Tempur Sealy International Inc *	2,272	61
Tenneco Inc, Cl A *	3,599	38
Terminix Global Holdings Inc *	303	15
Tesla Inc *	9,924	7,003
Texas Roadhouse Inc, Cl A	889	69
Thor Industries Inc	106	10
Tiffany & Co	101	13
TJX Cos Inc/The	14,736	1,006
Toll Brothers Inc	2,246	98
TopBuild Corp *	476	88
Tractor Supply Co	2,377	334
TRI Pointe Group Inc *	3,236	56
TripAdvisor Inc *	1,712	49
Ulta Beauty Inc *	279	80
Under Armour Inc, Cl C *	556	8
Urban Outfitters Inc *	417	11
Vail Resorts Inc	46	13
VF Corp	4,023	344
Visteon Corp *	551	69
Wayfair Inc, Cl A *	506	114
Wendy’s Co/The	11,419	250
Whirlpool Corp	638	115
Williams-Sonoma Inc	160	16
Wingstop Inc	582	77
Winnebago Industries Inc	191	11
Wolverine World Wide Inc	1,511	47

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Workhorse Group Inc *	1,652	$33
WW International Inc *	1,262	31
Wyndham Destinations Inc	4,669	209
Wyndham Hotels & Resorts Inc	189	11
Yum China Holdings Inc	1,913	109
Yum! Brands Inc	8,356	907
Zumiez Inc *	1,593	59

		66,605

Consumer Staples — 5.6%
Andersons Inc/The	1,960	48
Archer-Daniels-Midland Co	4,581	231
B&G Foods Inc	862	24
Beyond Meat Inc *	535	67
BJ’s Wholesale Club Holdings Inc *	2,099	78
Bunge Ltd	1,596	105
Calavo Growers Inc	571	40
Campbell Soup Co	10,354	500
Casey’s General Stores Inc	319	57
Celsius Holdings *	3,536	178
Chefs’ Warehouse Inc/The *	1,366	35
Church & Dwight Co Inc	1,025	89
Clorox Co/The	2,716	548
Coca-Cola Co/The	48,059	2,636
Colgate-Palmolive Co	14,526	1,242
Conagra Brands Inc	14,479	525
Costco Wholesale Corp	5,520	2,080
Coty Inc, Cl A	1,026	7
Edgewell Personal Care Co	1,589	55
Energizer Holdings Inc	231	10
Estee Lauder Cos Inc/The, Cl A	2,390	636
Flowers Foods Inc	9,872	223
Fresh Del Monte Produce Inc	1,442	35
General Mills Inc	13,887	816
Grocery Outlet Holding Corp *	263	10
Hain Celestial Group Inc/The *	461	18
Hershey Co/The	2,295	350
HF Foods Group Inc *	2,213	17
Hormel Foods Corp	4,797	224
Ingredion Inc	1,110	87
J M Smucker Co/The	6,494	751
Kellogg Co	6,713	418
Keurig Dr Pepper Inc	16,196	518
Kimberly-Clark Corp	6,484	874
Kraft Heinz Co/The	2,811	97
Kroger Co/The	23,786	755
Lamb Weston Holdings Inc	594	47
Lancaster Colony Corp	319	59
McCormick & Co Inc/MD	5,832	558
Medifast Inc	71	14
Mondelez International Inc, Cl A	17,402	1,017
Monster Beverage Corp *	2,682	248
National Beverage Corp	172	15

New Covenant Funds / Semi-Annual Report / December 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PepsiCo Inc	28,432	$4,216
Performance Food Group Co *	1,023	49
Pilgrim’s Pride Corp *	355	7
Post Holdings Inc *	108	11
PriceSmart Inc	690	63
Procter & Gamble Co/The	31,672	4,407
Sanderson Farms Inc	297	39
SpartanNash Co	1,252	22
Spectrum Brands Holdings Inc	183	14
Sprouts Farmers Market Inc *	4,114	83
Sysco Corp	18,307	1,359
TreeHouse Foods Inc *	237	10
Tyson Foods Inc, Cl A	1,004	65
US Foods Holding Corp *	2,211	74
Walgreens Boots Alliance Inc	8,946	357
Walmart Inc	17,426	2,512

		29,630

Energy — 2.0%
Antero Midstream Corp	7,912	61
Apache Corp	7,933	113
Baker Hughes Co, Cl A	4,496	94
Cabot Oil & Gas Corp	3,306	54
Cactus Inc, Cl A	1,525	40
ChampionX Corp *	383	6
Cheniere Energy Inc *	1,265	76
Chevron Corp	23,561	1,990
Cimarex Energy Co	995	37
CNX Resources Corp *	6,091	66
Concho Resources Inc	142	8
ConocoPhillips	28,755	1,150
Continental Resources Inc/OK	337	5
Devon Energy Corp	8,276	131
Diamond S Shipping Inc *	3,276	22
Diamondback Energy Inc	133	6
Dril-Quip Inc *	1,072	32
EOG Resources Inc	4,528	226
EQT Corp	2,732	35
Equitrans Midstream Corp	2,185	17
Exxon Mobil Corp	52,096	2,147
Frank’s International NV *	9,174	25
Golar LNG Ltd	3,888	37
Halliburton Co	4,450	84
Helmerich & Payne Inc	1,494	35
Hess Corp	4,195	221
HollyFrontier Corp	3,119	81
International Seaways Inc	1,773	29
Kinder Morgan Inc	21,442	293
Magnolia Oil & Gas Corp *	3,984	28
Marathon Oil Corp	5,472	37
Marathon Petroleum Corp	7,000	289
Murphy Oil Corp	449	5
Nabors Industries Ltd	367	21

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
National Oilwell Varco Inc	482	$7
Occidental Petroleum Corp	8,202	142
Oceaneering International Inc *	3,376	27
ONEOK Inc	3,505	134
Parsley Energy Inc, Cl A	2,802	40
Patterson-UTI Energy Inc	4,952	26
PBF Energy Inc, Cl A	363	3
Phillips 66	5,367	375
Pioneer Natural Resources Co	1,910	217
Range Resources Corp	2,413	16
RPC Inc *	10,482	33
Schlumberger NV Ltd	41,175	899
Southwestern Energy Co *	21,739	65
Targa Resources Corp	11,252	297
Valero Energy Corp	4,715	267
Williams Cos Inc/The	11,002	221
WPX Energy Inc *	3,940	32

		10,302

Financials — 10.8%
Aaron’s Holdings Inc *	832	45
Affiliated Managers Group Inc	910	93
Aflac Inc	4,771	212
AGNC Investment Corp ‡	2,838	44
Alleghany Corp	15	9
Allegiance Bancshares Inc	1,318	45
Allstate Corp/The	3,458	380
Ally Financial Inc	1,575	56
American Express Co	9,360	1,132
American Financial Group Inc/OH	449	39
American Homes 4 Rent, Cl A ‡	1,974	59
American International Group Inc	6,002	227
American National Group Inc	421	40
Ameriprise Financial Inc	1,250	243
Ameris Bancorp	1,129	43
AMERISAFE Inc	743	43
Annaly Capital Management Inc ‡	8,922	75
Apollo Commercial Real Estate Finance Inc ‡	2,686	30
Arch Capital Group Ltd *	2,404	87
Argo Group International Holdings Ltd	750	33
ARMOUR Residential REIT Inc ‡	2,854	31
Arthur J Gallagher & Co	743	92
Artisan Partners Asset Management Inc, Cl A	1,589	80
Assetmark Financial Holdings Inc *	1,796	43
Associated Banc-Corp	4,274	73
Assurant Inc	87	12
Assured Guaranty Ltd	994	31
Athene Holding Ltd, Cl A *	1,071	46
Atlantic Union Bankshares Corp	1,302	43
Axis Capital Holdings Ltd	825	42
Axos Financial Inc *	1,657	62
Banc of California Inc	2,959	44
BancorpSouth Bank	1,525	42

4	New Covenant Funds / Semi-Annual Report / December 31, 2020

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bank of America Corp	97,734	$2,962
Bank of Hawaii Corp	1,051	81
Bank of Marin Bancorp	1,079	37
Bank of New York Mellon Corp/The	12,656	537
Bank of NT Butterfield & Son Ltd/The	1,324	41
Bank OZK	366	11
BankUnited Inc	2,418	84
Banner Corp	851	40
Berkshire Hathaway Inc, Cl B *	25,070	5,813
Berkshire Hills Bancorp Inc	1,501	26
BGC Partners Inc, Cl A	8,389	34
BlackRock Inc, Cl A	1,878	1,355
Blackstone Mortgage Trust Inc, Cl A ‡	1,347	37
BOK Financial Corp	568	39
Boston Private Financial Holdings Inc	4,112	35
Boston Properties Inc ‡	1,468	139
Bridge Bancorp Inc	1,467	35
Brighthouse Financial Inc *	268	10
Brown & Brown Inc	290	14
Bryn Mawr Bank Corp	1,221	37
Camden National Corp	1,097	39
Capital One Financial Corp	3,651	361
Capitol Federal Financial Inc	3,529	44
Capstead Mortgage Corp ‡	6,235	36
Cathay General Bancorp	1,291	42
Cboe Global Markets Inc	99	9
Central Pacific Financial Corp	1,651	31
Charles Schwab Corp/The	14,498	769
Chimera Investment Corp ‡	2,402	25
Chubb Ltd	6,169	950
Cincinnati Financial Corp	891	78
CIT Group Inc	1,060	38
Citigroup Inc	25,211	1,555
Citizens Financial Group Inc	2,381	85
City Holding Co	607	42
CME Group Inc, Cl A	4,726	860
CNA Financial Corp	253	10
Cohen & Steers Inc	764	57
Colony Credit Real Estate Inc ‡	3,608	27
Columbia Banking System Inc	1,223	44
Comerica Inc	1,232	69
Commerce Bancshares Inc/MO	1,562	103
Community Bank System Inc	710	44
ConnectOne Bancorp Inc	1,891	37
Credit Acceptance Corp *	177	61
Cullen/Frost Bankers Inc	850	74
CVB Financial Corp	2,268	44
Discover Financial Services	19,417	1,758
Eagle Bancorp Inc	1,035	43
East West Bancorp Inc	1,710	87
eHealth Inc *	512	36
Ellington Financial Inc ‡	2,748	41

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Enterprise Financial Services Corp	1,063	$37
Equitable Holdings Inc	432	11
Erie Indemnity Co, Cl A	433	106
Essent Group Ltd	970	42
Evercore Inc, Cl A	659	72
Everest Re Group Ltd	179	42
FactSet Research Systems Inc	306	102
FB Financial Corp	1,250	43
Federal Agricultural Mortgage Corp, Cl C	597	44
Federated Hermes Inc, Cl B	1,492	43
Fidelity National Financial Inc	1,063	42
Fifth Third Bancorp	4,599	127
First American Financial Corp	814	42
First BanCorp/Puerto Rico	4,571	42
First Busey Corp	1,790	39
First Citizens BancShares Inc/NC, Cl A	94	54
First Commonwealth Financial Corp	3,365	37
First Financial Bancorp	1,921	34
First Financial Bankshares Inc	1,378	50
First Hawaiian Inc	3,126	74
First Horizon National Corp	6,041	77
First Merchants Corp	1,182	44
First Midwest Bancorp Inc/IL	2,129	34
First Republic Bank/CA	831	122
FirstCash Inc	612	43
FNB Corp/PA	3,907	37
Franklin Resources Inc	6,856	171
Fulton Financial Corp	2,789	35
Genworth Financial Inc, Cl A *	10,439	39
German American Bancorp Inc	1,414	47
Globe Life Inc	108	10
Goldman Sachs Group Inc/The	3,960	1,044
Goosehead Insurance Inc, Cl A	215	27
Great Western Bancorp Inc	1,390	29
Hancock Whitney Corp	1,142	39
Hannon Armstrong Sustainable Infrastructure Capital Inc	21,598	1,370
Hanover Insurance Group Inc/The	124	15
HarborOne Bancorp Inc	4,621	50
Hartford Financial Services Group Inc/The	4,042	198
Heartland Financial USA Inc	1,003	40
Heritage Financial Corp/WA	1,744	41
Home BancShares Inc/AR	2,523	49
HomeStreet Inc	1,465	49
Hope Bancorp Inc	3,233	35
Horace Mann Educators Corp	1,125	47
Host Hotels & Resorts Inc ‡	17,568	257
Houlihan Lokey Inc, Cl A	192	13
Huntington Bancshares Inc/OH	6,282	79
Independent Bank Corp	580	42
Independent Bank Group Inc	846	53
Intercontinental Exchange Inc	6,879	793

New Covenant Funds / Semi-Annual Report / December 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
International Bancshares Corp	1,137	$43
Invesco Ltd	18,276	319
Invesco Mortgage Capital Inc ‡	3,234	11
Investors Bancorp Inc	4,061	43
James River Group Holdings Ltd	1,180	58
Jefferies Financial Group Inc	2,313	57
JPMorgan Chase & Co	43,320	5,505
KeyCorp	12,904	212
Kinsale Capital Group Inc	73	15
KKR & Co Inc	1,439	58
KKR Real Estate Finance Trust Inc ‡	2,440	44
Lakeland Bancorp Inc	2,890	37
Lazard Ltd, Cl A (A)	2,316	98
LendingTree Inc *	175	48
Lincoln National Corp	3,621	182
Loews Corp	222	10
LPL Financial Holdings Inc	1,036	108
M&T Bank Corp	929	118
Markel Corp *	48	50
MarketAxess Holdings Inc	144	82
Marsh & McLennan Cos Inc	16,703	1,954
Mercury General Corp	233	12
Meta Financial Group Inc	1,407	51
MetLife Inc	5,812	273
MFA Financial Inc ‡	6,337	25
MGIC Investment Corp	3,455	43
Moelis & Co, Cl A	1,564	73
Moody’s Corp	1,782	517
Morgan Stanley	37,558	2,574
Morningstar Inc	67	16
Mr Cooper Group Inc *	3,903	121
MSCI Inc, Cl A	559	250
Nasdaq Inc	2,378	316
Navient Corp	3,513	34
NBT Bancorp Inc	1,213	39
Nelnet Inc, Cl A	793	56
New Residential Investment Corp ‡	14,139	141
New York Community Bancorp Inc	951	10
New York Mortgage Trust Inc ‡	7,776	29
NMI Holdings Inc, Cl A *	1,470	33
Northern Trust Corp	7,549	703
Northfield Bancorp Inc	2,868	35
OFG Bancorp	2,119	39
Old National Bancorp/IN	2,680	44
Old Republic International Corp	2,203	43
OneMain Holdings Inc, Cl A	258	12
Pacific Premier Bancorp Inc	3,188	100
PacWest Bancorp	1,283	33
Palomar Holdings Inc, Cl A *	145	13
PennyMac Mortgage Investment Trust ‡	2,215	39
People’s United Financial Inc	5,001	65
Pinnacle Financial Partners Inc	1,489	96

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PNC Financial Services Group Inc/The	5,690	$848
PRA Group Inc *	1,320	52
Preferred Bank/Los Angeles CA	845	43
Principal Financial Group Inc	662	33
ProAssurance Corp	1,351	24
Progressive Corp/The	6,981	690
ProSight Global Inc *	2,999	38
Prosperity Bancshares Inc	1,192	83
Provident Financial Services Inc	1,988	36
Prudential Financial Inc	16,015	1,250
Radian Group Inc	1,924	39
Raymond James Financial Inc	980	94
Redwood Trust Inc ‡	2,992	26
Regions Financial Corp	72,286	1,165
Reinsurance Group of America Inc, Cl A	578	67
Renasant Corp	1,366	46
RLI Corp	545	57
S&P Global Inc	7,167	2,356
S&T Bancorp Inc	1,247	31
Sandy Spring Bancorp Inc	1,350	43
Santander Consumer USA Holdings Inc	476	10
Seacoast Banking Corp of Florida *	1,616	48
Selective Insurance Group Inc	739	50
ServisFirst Bancshares Inc	1,306	53
Signature Bank/New York NY	676	91
Simmons First National Corp, Cl A	1,836	40
SLM Corp	8,316	103
South State Corp	216	16
Starwood Property Trust Inc ‡	2,000	39
State Street Corp	9,970	726
Sterling Bancorp/DE	2,321	42
Stifel Financial Corp	1,210	61
SVB Financial Group *	346	134
Synchrony Financial	4,720	164
Synovus Financial Corp	1,267	41
T Rowe Price Group Inc	2,711	410
TCF Financial Corp	1,085	40
Texas Capital Bancshares Inc *	822	49
TFS Financial Corp	573	10
TPG RE Finance Trust Inc ‡	2,439	26
Travelers Cos Inc/The	2,743	385
TriCo Bancshares	1,219	43
TriState Capital Holdings Inc *	1,917	33
Triumph Bancorp Inc *	1,296	63
Truist Financial Corp	13,273	636
Trustmark Corp	1,410	39
Two Harbors Investment Corp ‡	6,390	41
UMB Financial Corp	715	49
Umpqua Holdings Corp	2,753	42
Univest Financial Corp	1,820	37
Unum Group	1,638	38
US Bancorp	13,598	634

6	New Covenant Funds / Semi-Annual Report / December 31, 2020

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Valley National Bancorp	4,269	$42
Veritex Holdings Inc	1,729	44
Virtu Financial Inc, Cl A	3,026	76
Voya Financial Inc	4,001	235
W R Berkley Corp	165	11
Waddell & Reed Financial Inc, Cl A	2,974	76
Walker & Dunlop Inc	749	69
Washington Trust Bancorp Inc	924	41
Webster Financial Corp	934	39
Wells Fargo & Co	42,500	1,283
Westamerica BanCorp	731	40
Western Alliance Bancorp	1,801	108
Wintrust Financial Corp	708	43
Zions Bancorp NA	1,771	77

		56,739

Health Care — 13.5%
Abbott Laboratories	33,726	3,693
AbbVie Inc	25,124	2,692
ABIOMED Inc *	332	108
Acadia Healthcare Co Inc *	1,517	76
Acceleron Pharma Inc *	123	16
Adaptive Biotechnologies Corp *	1,704	101
Adverum Biotechnologies Inc *	4,537	49
Aerie Pharmaceuticals Inc *	2,282	31
Agilent Technologies Inc	7,874	933
Agios Pharmaceuticals Inc *	1,062	46
Akebia Therapeutics Inc *	1,063	3
Alector Inc *	2,628	40
Alexion Pharmaceuticals Inc *	1,593	249
Align Technology Inc *	602	322
Allakos Inc *	378	53
Allogene Therapeutics Inc *	1,838	46
Alnylam Pharmaceuticals Inc *	1,202	156
Amedisys Inc *	56	16
AmerisourceBergen Corp, Cl A	266	26
Amgen Inc	11,116	2,556
Amicus Therapeutics Inc *	5,193	120
AMN Healthcare Services Inc *	832	57
Anika Therapeutics Inc *	920	42
Anthem Inc	2,728	876
Apellis Pharmaceuticals Inc *	1,618	93
Apollo Medical Holdings Inc *	2,730	50
Arcturus Therapeutics Holdings *	483	21
Arcus Biosciences Inc *	2,371	62
Arena Pharmaceuticals Inc *	1,077	83
Arrowhead Pharmaceuticals Inc *	251	19
Assembly Biosciences Inc *	2,159	13
Atara Biotherapeutics Inc *	3,254	64
Atrion Corp	71	46
Avanos Medical Inc *	301	14
Avantor Inc *	494	14
Axonics Modulation Technologies Inc *	351	17

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Axsome Therapeutics Inc *	618	$50
Baxter International Inc	12,373	993
Becton Dickinson and Co	4,437	1,110
BioCryst Pharmaceuticals Inc *	14,016	104
BioDelivery Sciences International Inc *	7,746	32
Biogen Inc *	3,113	762
Biohaven Pharmaceutical Holding Co Ltd *	941	81
BioMarin Pharmaceutical Inc *	1,042	91
Bio-Rad Laboratories Inc, Cl A *	32	19
Bio-Techne Corp	53	17
BioTelemetry Inc *	1,100	79
Bluebird Bio Inc *	645	28
Boston Scientific Corp *	16,399	589
Bridgebio Pharma Inc *	1,432	102
Bristol-Myers Squibb Co	38,732	2,403
Brookdale Senior Living Inc *	7,397	33
Bruker Corp	233	13
Cantel Medical Corp	163	13
Cara Therapeutics Inc *	2,942	44
Cardinal Health Inc	2,213	118
Catalent Inc *	949	99
Catalyst Pharmaceuticals Inc *	11,416	38
Centene Corp *	4,805	288
Cerner Corp	16,243	1,275
Change Healthcare Inc *	3,522	66
Charles River Laboratories International Inc *	77	19
Chemed Corp	114	61
ChemoCentryx Inc *	2,278	141
Cigna Corp	4,819	1,003
Constellation Pharmaceuticals Inc *	1,060	30
Cooper Cos Inc/The	236	86
Corcept Therapeutics Inc *	3,878	101
CorVel Corp *	606	64
Covetrus Inc *	1,045	30
Crinetics Pharmaceuticals Inc *	2,310	33
Cue Biopharma Inc *	2,087	26
CVS Health Corp	28,143	1,922
Cytokinetics Inc *	7,134	148
Danaher Corp	7,616	1,692
DaVita Inc *	160	19
Deciphera Pharmaceuticals Inc *	716	41
Denali Therapeutics Inc *	2,631	220
DENTSPLY SIRONA Inc	3,113	163
DexCom Inc *	847	313
Dicerna Pharmaceuticals Inc *	1,898	42
Dynavax Technologies Corp *	8,733	39
Eagle Pharmaceuticals Inc/DE *	828	39
Editas Medicine Inc *	1,596	112
Edwards Lifesciences Corp *	8,484	774
Eidos Therapeutics Inc *	786	103
Elanco Animal Health Inc *	398	12
Eli Lilly and Co	11,942	2,016

New Covenant Funds / Semi-Annual Report / December 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Emergent BioSolutions Inc *	950	$85
Enanta Pharmaceuticals Inc *	785	33
Encompass Health Corp	164	14
Envista Holdings Corp *	1,731	58
Epizyme Inc *	2,749	30
Esperion Therapeutics Inc *	962	25
Evofem Biosciences Inc *	1,811	4
Exact Sciences Corp *	930	123
Exelixis Inc *	4,344	87
Fate Therapeutics Inc *	3,277	298
FibroGen Inc *	1,053	39
Flexion Therapeutics Inc *	2,711	31
G1 Therapeutics Inc *	1,715	31
Gilead Sciences Inc	18,126	1,056
Glaukos Corp *	167	13
Global Blood Therapeutics Inc *	643	28
Globus Medical Inc, Cl A *	851	55
Gossamer Bio Inc *	3,279	32
Halozyme Therapeutics Inc *	2,641	113
Hanger Inc *	1,891	42
Harpoon Therapeutics Inc *	2,825	47
HCA Healthcare Inc	2,314	381
Health Catalyst Inc *	1,594	69
HealthEquity Inc *	673	47
Henry Schein Inc *	2,612	175
Heron Therapeutics Inc *	1,977	42
Heska Corp *	532	77
Hill-Rom Holdings Inc	825	81
HMS Holdings Corp *	1,707	63
Hologic Inc *	927	67
Humana Inc	1,256	515
ICU Medical Inc *	62	13
IDEXX Laboratories Inc *	707	353
Illumina Inc *	3,200	1,184
Incyte Corp *	1,063	92
Innoviva Inc *	3,557	44
Inogen Inc *	706	31
Inovalon Holdings Inc, Cl A *	464	8
Inovio Pharmaceuticals Inc *	2,095	18
Insmed Inc *	2,129	71
Inspire Medical Systems Inc *	110	21
Insulet Corp *	65	17
Integer Holdings Corp *	625	51
Integra LifeSciences Holdings Corp *	188	12
Intercept Pharmaceuticals Inc *	417	10
Intra-Cellular Therapies Inc *	3,894	124
Intuitive Surgical Inc *	1,403	1,148
Invitae Corp *	330	14
Ionis Pharmaceuticals Inc *	782	44
Iovance Biotherapeutics Inc *	1,782	83
IQVIA Holdings Inc *	1,378	247
iRhythm Technologies *	210	50

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ironwood Pharmaceuticals Inc, Cl A *	3,844	$44
Johnson & Johnson	34,658	5,454
Kadmon Holdings *	12,254	51
Kala Pharmaceuticals Inc *	7,142	48
Karuna Therapeutics Inc *	717	73
Karyopharm Therapeutics Inc *	2,929	45
Kiniksa Pharmaceuticals Ltd, Cl A *	4,016	71
Kodiak Sciences Inc *	702	103
Krystal Biotech Inc *	823	49
Kura Oncology Inc *	3,438	112
Laboratory Corp of America Holdings *	515	105
Lantheus Holdings Inc *	2,408	32
LHC Group Inc *	57	12
Ligand Pharmaceuticals Inc *	462	46
Luminex Corp	2,284	53
MacroGenics Inc *	1,782	41
Madrigal Pharmaceuticals Inc *	531	59
McKesson Corp	992	173
MEDNAX Inc *	417	10
Merck & Co Inc	39,446	3,227
Meridian Bioscience Inc *	5,130	96
Mettler-Toledo International Inc *	1,494	1,703
Mirati Therapeutics Inc *	429	94
Moderna Inc *	4,368	456
Myriad Genetics Inc *	1,860	37
Natera Inc *	229	23
National Research Corp	779	33
Natus Medical Inc *	1,614	32
Nektar Therapeutics, Cl A *	2,328	40
Neogen Corp *	721	57
Neurocrine Biosciences Inc *	1,089	104
Nevro Corp *	83	14
NextCure Inc *	952	10
NextGen Healthcare Inc *	3,392	62
Novavax Inc *	570	64
Ontrak *	751	46
Option Care Health Inc *	648	10
OraSure Technologies Inc *	6,042	64
Pennant Group Inc/The *	1,609	93
Penumbra Inc *	72	13
PerkinElmer Inc	120	17
Pfizer Inc	86,529	3,185
Phreesia Inc *	361	20
PRA Health Sciences Inc *	108	14
Premier Inc, Cl A	2,266	79
PTC Therapeutics Inc *	1,021	62
Puma Biotechnology Inc *	5,574	57
QIAGEN NV *	2,338	124
Quest Diagnostics Inc	865	103
Radius Health Inc *	2,352	42
Regeneron Pharmaceuticals Inc *	1,105	534
Repligen Corp *	553	106

8	New Covenant Funds / Semi-Annual Report / December 31, 2020

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ResMed Inc	2,930	$623
Revance Therapeutics Inc *	3,056	87
Rhythm Pharmaceuticals Inc *	2,112	63
Rubius Therapeutics Inc *	3,679	28
Sage Therapeutics Inc *	516	45
Sangamo Therapeutics Inc *	1,002	16
Sarepta Therapeutics Inc *	87	15
Scholar Rock Holding Corp *	2,520	122
Seagen Inc *	750	131
Shockwave Medical Inc *	1,114	116
Simulations Plus Inc	1,477	106
Sorrento Therapeutics Inc *	12,406	85
STAAR Surgical Co *	193	15
Stryker Corp	3,828	938
Supernus Pharmaceuticals Inc *	2,174	55
Surmodics Inc *	1,169	51
Syros Pharmaceuticals Inc *	1,610	17
Tactile Systems Technology Inc *	728	33
Tandem Diabetes Care Inc *	144	14
Teladoc Health Inc *	1,178	236
Teleflex Inc	742	305
TG Therapeutics Inc *	4,916	256
Theravance Biopharma Inc *	2,200	39
Thermo Fisher Scientific Inc	5,343	2,489
Translate Bio Inc *	2,224	41
Travere Therapeutics *	3,434	94
Turning Point Therapeutics Inc *	828	101
Twist Bioscience Corp *	153	22
Ultragenyx Pharmaceutical Inc *	1,143	158
United Therapeutics Corp *	559	85
UnitedHealth Group Inc	14,586	5,115
Universal Health Services Inc, Cl B	80	11
UroGen Pharma Ltd *	1,543	28
US Physical Therapy Inc	428	51
Varex Imaging Corp *	1,631	27
Varian Medical Systems Inc *	1,773	310
VBI Vaccines Inc *	14,663	40
Veeva Systems Inc, Cl A *	1,157	315
Vertex Pharmaceuticals Inc *	3,305	781
Viatris Inc, Cl W *	11,343	213
Viking Therapeutics Inc *	6,150	35
Waters Corp *	395	98
West Pharmaceutical Services Inc	1,875	531
Zimmer Biomet Holdings Inc	3,501	539
Zoetis Inc, Cl A	6,022	997
Zogenix Inc *	947	19

		70,593

Industrials — 8.1%
3M Co	10,841	1,895
A O Smith Corp	1,708	94
AAON Inc	192	13
AAR Corp	1,101	40

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ABM Industries Inc	1,349	$51
ACCO Brands Corp	5,214	44
Acuity Brands Inc	84	10
ADT Inc	6,039	47
AECOM *	6,633	330
AGCO Corp	149	15
Air Lease Corp, Cl A	1,053	47
Alamo Group Inc	424	59
Alaska Air Group Inc	10,133	527
Allison Transmission Holdings Inc	1,870	81
Altra Industrial Motion Corp	260	14
AMERCO	136	62
American Airlines Group Inc	405	6
American Woodmark Corp *	461	43
AMETEK Inc	1,369	166
Apogee Enterprises Inc	1,229	39
Applied Industrial Technologies Inc	745	58
ArcBest Corp	336	14
Arcosa Inc	1,128	62
Argan Inc	1,315	58
Armstrong World Industries Inc	979	73
ASGN Inc *	723	60
Astec Industries Inc	204	12
Avis Budget Group Inc *	2,276	85
Axon Enterprise Inc *	1,934	237
AZZ Inc	1,071	51
Barnes Group Inc	807	41
Bloom Energy Corp, Cl A *	2,773	79
Brady Corp, Cl A	873	46
Brink’s Co/The	540	39
Carlisle Cos Inc	311	49
Carrier Global Corp	6,184	233
CBIZ Inc *	1,805	48
CH Robinson Worldwide Inc	148	14
Chart Industries Inc *	142	17
Cintas Corp	1,907	674
CIRCOR International Inc *	1,110	43
Clean Harbors Inc *	137	10
Colfax Corp *	1,455	56
Comfort Systems USA Inc	988	52
Construction Partners Inc, Cl A *	2,838	83
Copa Holdings SA, Cl A	469	36
Copart Inc *	1,284	163
CoStar Group Inc *	326	301
Covanta Holding Corp	3,388	44
Crane Co	135	10
CSW Industrials Inc	116	13
CSX Corp	9,694	880
Cummins Inc	3,179	722
Curtiss-Wright Corp	1,789	208
Deere & Co	4,735	1,274
Delta Air Lines Inc	38,313	1,541

New Covenant Funds / Semi-Annual Report / December 31, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Deluxe Corp	981	$29
Donaldson Co Inc	202	11
Dover Corp	103	13
Dycom Industries Inc *	1,064	80
EMCOR Group Inc	565	52
Emerson Electric Co	6,592	530
EnerSys	664	55
EnPro Industries Inc	738	56
Equifax Inc	535	103
ESCO Technologies Inc	568	59
Expeditors International of Washington Inc	1,163	111
Exponent Inc	727	65
Fastenal Co	5,056	247
Federal Signal Corp	1,560	52
FedEx Corp	3,239	841
Flowserve Corp	239	9
Fluor Corp	4,373	70
Forrester Research Inc *	1,169	49
Fortune Brands Home & Security Inc	174	15
Forward Air Corp	727	56
Franklin Electric Co Inc	897	62
FTI Consulting Inc *	443	50
Generac Holdings Inc *	89	20
General Electric Co	96,317	1,040
Gibraltar Industries Inc *	164	12
Graco Inc	223	16
GrafTech International Ltd	954	10
Granite Construction Inc	1,780	48
Great Lakes Dredge & Dock Corp *	4,289	56
Greenbrier Cos Inc/The	1,583	58
Hawaiian Holdings Inc	1,619	29
Healthcare Services Group Inc	2,050	58
HEICO Corp	4,884	647
HEICO Corp, Cl A	4,700	550
Helios Technologies Inc	1,091	58
Herc Holdings Inc *	1,012	67
Herman Miller Inc	1,053	36
Hexcel Corp	4,105	199
Hillenbrand Inc	1,501	60
HNI Corp	1,268	44
Honeywell International Inc	10,659	2,267
Howmet Aerospace Inc	7,379	211
Hubbell Inc, Cl B	78	12
IAA Inc *	253	16
ICF International Inc	545	41
IDEX Corp	68	14
IHS Markit Ltd	3,273	294
Illinois Tool Works Inc	10,512	2,143
Ingersoll Rand Inc *	355	16
Insperity Inc	592	48
Interface Inc, Cl A	2,949	31
ITT Inc	1,404	108

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Jacobs Engineering Group Inc	1,091	$119
JB Hunt Transport Services Inc	437	60
JetBlue Airways Corp *	4,688	68
John Bean Technologies Corp	439	50
Kadant Inc	475	67
Kaman Corp	743	42
Kansas City Southern	1,741	355
KAR Auction Services Inc	2,303	43
Kelly Services Inc, Cl A	2,214	46
Kennametal Inc	1,343	49
Kforce Inc	1,239	52
Kirby Corp *	1,032	53
Knight-Swift Transportation Holdings Inc, Cl A	1,357	57
Knoll Inc	1,853	27
Korn Ferry	1,193	52
Landstar System Inc	432	58
Lennox International Inc	44	12
Lincoln Electric Holdings Inc	1,027	119
Lindsay Corp	523	67
Lyft Inc, Cl A *	240	12
Macquarie Infrastructure Corp	266	10
ManpowerGroup Inc	3,586	323
Marten Transport Ltd	3,469	60
Masco Corp	6,315	347
Matson Inc	1,273	73
Maxar Technologies Inc	6,794	262
McGrath RentCorp	666	45
Mercury Systems Inc *	2,386	210
Meritor Inc *	2,088	58
Middleby Corp/The *	103	13
MRC Global Inc *	3,597	24
MSA Safety Inc	392	59
MSC Industrial Direct Co Inc, Cl A	1,115	94
Nordson Corp	600	121
Norfolk Southern Corp	2,430	577
NOW Inc *	4,359	31
NV5 Global Inc *	202	16
Old Dominion Freight Line Inc	400	78
Omega Flex Inc	70	10
Oshkosh Corp	2,762	238
Otis Worldwide Corp	1,821	123
Owens Corning	4,958	376
PACCAR Inc	2,133	184
PAE *	5,932	54
Parker-Hannifin Corp	1,231	335
Parsons Corp *	1,198	44
Pitney Bowes Inc	11,792	73
Plug Power Inc *	1,263	43
Proto Labs Inc *	91	14
Quanta Services Inc	2,291	165
Raven Industries Inc	1,437	48

10	New Covenant Funds / Semi-Annual Report / December 31, 2020

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
RBC Bearings Inc *	320	$57
Regal Beloit Corp	1,068	131
Republic Services Inc, Cl A	842	81
Resideo Technologies Inc *	448	10
Robert Half International Inc	806	50
Rockwell Automation Inc	1,620	406
Rollins Inc	3,532	138
Roper Technologies Inc	861	371
Ryder System Inc	1,425	88
Saia Inc *	96	17
Schneider National Inc, Cl B	521	11
Shyft Group Inc/The	2,836	80
Simpson Manufacturing Co Inc	643	60
Snap-on Inc	318	54
Southwest Airlines Co	3,131	146
SP Plus Corp *	1,169	34
Spirit AeroSystems Holdings Inc, Cl A	9,098	356
Spirit Airlines Inc *	1,221	30
SPX Corp *	999	54
SPX FLOW Inc *	1,044	61
Stanley Black & Decker Inc	1,349	241
Steelcase Inc, Cl A	2,620	36
Stericycle Inc *	179	12
Sunrun Inc *	405	28
Teledyne Technologies Inc *	878	344
Tennant Co	639	45
Terex Corp	1,651	58
Tetra Tech Inc	564	65
Timken Co/The	204	16
Toro Co/The	1,175	111
TPI Composites Inc *	472	25
TransDigm Group Inc *	1,732	1,072
TransUnion	135	13
Trex Co Inc *	1,134	95
TriMas Corp *	1,583	50
Trinity Industries Inc	511	13
Triumph Group Inc	1,853	23
TrueBlue Inc *	2,106	39
Uber Technologies Inc *	14,661	748
UFP Industries Inc	196	11
UniFirst Corp/MA	235	50
Union Pacific Corp	12,488	2,600
United Airlines Holdings Inc *	2,850	123
United Parcel Service Inc, Cl B	8,932	1,504
United Rentals Inc *	1,692	392
Univar Solutions Inc *	476	9
US Ecology Inc	900	33
Valmont Industries Inc	76	13
Verisk Analytics Inc, Cl A	1,729	359
Virgin Galactic Holdings Inc *	4,426	105
Wabash National Corp	3,217	55
Waste Management Inc	6,467	763

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Watsco Inc	537	$122
Watts Water Technologies Inc, Cl A	507	62
Welbilt Inc *	3,137	41
WESCO International Inc *	3,661	287
Westinghouse Air Brake Technologies Corp	465	34
WillScot Mobile Mini Holdings Corp, Cl A *	590	14
Woodward Inc	139	17
WW Grainger Inc	3,913	1,598
XPO Logistics Inc *	1,396	166
Xylem Inc/NY	15,912	1,620

		42,556

Information Technology — 26.7%
2U Inc *	871	35
8x8 Inc *	2,725	94
ACI Worldwide Inc *	1,373	53
Adobe Inc *	9,281	4,642
ADTRAN Inc	979	14
Advanced Energy Industries Inc *	725	70
Advanced Micro Devices Inc *	14,318	1,313
Agilysys Inc *	323	12
Akamai Technologies Inc *	7,949	835
Akoustis Technologies Inc *	6,091	74
Alarm.com Holdings Inc *	1,192	123
Alliance Data Systems Corp	1,335	99
Altair Engineering Inc, Cl A *	269	16
Alteryx Inc, Cl A *	70	8
Ambarella Inc *	160	15
Amdocs Ltd	3,632	258
Amkor Technology Inc	3,864	58
Amphenol Corp, Cl A	2,340	306
Analog Devices Inc	4,564	674
Anaplan Inc *	217	16
ANSYS Inc *	683	248
Appian Corp, Cl A *	1,246	202
Apple Inc	218,768	29,028
Applied Materials Inc	10,761	929
Arista Networks Inc *	768	223
Arrow Electronics Inc *	2,550	248
Aspen Technology Inc *	413	54
Autodesk Inc *	3,559	1,087
Automatic Data Processing Inc	12,646	2,228
Avaya Holdings Corp *	4,140	79
Avnet Inc	1,892	66
Axcelis Technologies Inc *	2,104	61
Badger Meter Inc	775	73
Belden Inc	900	38
Benchmark Electronics Inc	1,447	39
Bill.com Holdings Inc *	995	136
Black Knight Inc *	1,569	139
Blackbaud Inc	629	36
Blackline Inc *	185	25
Booz Allen Hamilton Holding Corp, Cl A	677	59

New Covenant Funds / Semi-Annual Report / December 31, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bottomline Technologies DE Inc *	943	$50
Box Inc, Cl A *	539	10
Broadcom Inc	5,340	2,338
Broadridge Financial Solutions Inc	720	110
Brooks Automation Inc	207	14
Cadence Design Systems Inc *	2,046	279
Cass Information Systems Inc	865	34
CDK Global Inc	1,636	85
CDW Corp/DE	806	106
Cerence Inc *	493	50
Ceridian HCM Holding Inc *	792	84
Ciena Corp *	1,223	65
Cirrus Logic Inc *	640	53
Cisco Systems Inc	68,588	3,069
Citrix Systems Inc	1,980	258
Cloudera Inc *	4,481	62
Cloudflare, Cl A *	1,190	90
CMC Materials	373	56
Cognex Corp	203	16
Cognizant Technology Solutions Corp, Cl A	8,315	681
Coherent Inc *	626	94
Cohu Inc	2,351	90
CommScope Holding Co Inc *	7,086	95
CommVault Systems Inc *	1,095	61
Concentrix *	387	38
CoreLogic Inc/United States	271	21
Cornerstone OnDemand Inc *	862	38
Corning Inc	6,104	220
Coupa Software Inc *	970	329
Cree Inc *	248	26
Crowdstrike Holdings Inc, Cl A *	1,523	323
CSG Systems International Inc	965	43
CTS Corp	1,735	60
Datadog Inc, Cl A *	460	45
Dell Technologies Inc, Cl C *	4,108	301
Diebold Nixdorf Inc *	4,695	50
Digital Turbine Inc *	6,346	359
DocuSign Inc, Cl A *	1,618	360
Dolby Laboratories Inc, Cl A	731	71
Domo Inc, Cl B *	297	19
Dropbox Inc, Cl A *	2,914	65
DXC Technology Co	5,395	139
Dynatrace Inc *	465	20
Ebix Inc	1,517	58
EchoStar Corp, Cl A *	1,124	24
Elastic NV *	183	27
Enphase Energy Inc *	792	139
Entegris Inc	980	94
Envestnet Inc *	717	59
EPAM Systems Inc *	1,434	514
Euronet Worldwide Inc *	74	11
Everbridge Inc *	1,814	270

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
EVERTEC Inc	1,569	$62
ExlService Holdings Inc *	711	60
Extreme Networks Inc *	6,878	47
F5 Networks Inc *	578	102
Fair Isaac Corp *	299	153
Fastly Inc, Cl A *	905	79
Fidelity National Information Services Inc	7,874	1,114
FireEye Inc *	5,502	127
First Solar Inc *	3,538	350
Fiserv Inc *	6,758	769
Five9 Inc *	93	16
FleetCor Technologies Inc *	277	76
FLIR Systems Inc	1,671	73
FormFactor Inc *	353	15
Fortinet Inc *	269	40
Genpact Ltd	6,870	284
Global Payments Inc	2,965	639
Globant SA *	271	59
GoDaddy Inc, Cl A *	1,102	91
Guidewire Software Inc *	109	14
Hackett Group Inc/The	3,129	45
HubSpot Inc *	322	128
Ichor Holdings Ltd *	1,480	45
II-VI Inc *	224	17
Infinera Corp *	6,579	69
Inphi Corp *	86	14
Inseego Corp *	7,132	110
Insight Enterprises Inc *	754	57
Intel Corp	58,531	2,916
Intelligent Systems Corp *	1,128	45
InterDigital Inc	917	56
International Business Machines Corp	13,123	1,652
Intuit Inc	3,714	1,411
IPG Photonics Corp *	558	125
Itron Inc *	588	56
J2 Global Inc *	540	53
Jabil Inc	6,948	295
Jack Henry & Associates Inc	636	103
Juniper Networks Inc	7,826	176
KBR Inc	1,640	51
Keysight Technologies Inc *	12,701	1,678
KLA Corp	1,904	493
Knowles Corp *	2,314	43
Lam Research Corp	3,493	1,650
Lattice Semiconductor Corp *	369	17
Littelfuse Inc	60	15
Lumentum Holdings Inc *	660	63
Manhattan Associates Inc *	1,278	134
Marvell Technology Group Ltd	4,705	224
Mastercard Inc, Cl A	12,929	4,615
Maxim Integrated Products Inc	3,740	332
MAXIMUS Inc	682	50

12	New Covenant Funds / Semi-Annual Report / December 31, 2020

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Medallia Inc *	1,562	$52
Microchip Technology Inc	1,615	223
Micron Technology Inc *	11,609	873
Microsoft Corp	108,220	24,070
MicroStrategy Inc, Cl A *	69	27
MKS Instruments Inc	103	15
MongoDB Inc, Cl A *	574	206
Monolithic Power Systems Inc	64	23
National Instruments Corp	2,353	103
NCR Corp *	334	13
NetApp Inc	2,936	194
NetScout Systems Inc *	2,073	57
New Relic Inc *	749	49
NIC Inc	2,268	59
Novanta Inc *	98	12
Nuance Communications Inc *	2,832	125
Nutanix Inc, Cl A *	359	11
NVIDIA Corp	9,892	5,166
Okta Inc, Cl A *	812	206
ON Semiconductor Corp *	9,649	316
Oracle Corp	34,708	2,245
OSI Systems Inc *	497	46
PagerDuty Inc *	1,821	76
Palo Alto Networks Inc *	675	240
Paychex Inc	2,612	243
Paycom Software Inc *	194	88
Paylocity Holding Corp *	417	86
PayPal Holdings Inc *	18,658	4,370
Paysign Inc *	4,721	22
Pegasystems Inc	150	20
Perficient Inc *	1,142	54
Perspecta Inc	1,895	46
Photronics Inc *	3,197	36
Plantronics Inc	1,930	52
Plexus Corp *	633	49
Pluralsight Inc, Cl A *	2,621	55
Power Integrations Inc	196	16
Progress Software Corp	1,206	54
Proofpoint Inc *	98	13
PROS Holdings Inc *	818	41
PTC Inc *	677	81
Pure Storage Inc, Cl A *	685	15
Qorvo Inc *	100	17
QUALCOMM Inc	17,833	2,717
Qualys Inc *	591	72
Rambus Inc *	3,633	63
Rapid7 Inc *	892	80
RealPage Inc *	211	18
RingCentral Inc, Cl A *	699	265
Rogers Corp *	392	61
Sabre Corp	506	6
salesforce.com Inc *	17,125	3,811

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sanmina Corp *	1,459	$46
ScanSource Inc *	1,292	34
Semtech Corp *	1,000	72
ServiceNow Inc *	2,243	1,235
Silicon Laboratories Inc *	437	56
Skyworks Solutions Inc	747	114
Smartsheet Inc, Cl A *	266	18
SolarEdge Technologies *	210	67
SolarWinds Corp *	634	9
Splunk Inc *	1,357	231
SPS Commerce Inc *	152	16
Square Inc, Cl A *	4,127	898
Switch Inc, Cl A	779	13
Synaptics Inc *	142	14
SYNNEX Corp	387	31
Synopsys Inc *	1,083	281
Teradata Corp *	4,437	100
Teradyne Inc	4,784	574
Texas Instruments Inc	13,483	2,213
Trade Desk Inc/The, Cl A *	829	664
Trimble Inc *	2,035	136
TTEC Holdings Inc	202	15
TTM Technologies Inc *	3,357	46
Tucows Inc, Cl A *	834	62
Twilio Inc, Cl A *	2,168	734
Tyler Technologies Inc *	393	172
Ubiquiti Inc	48	13
Unisys Corp *	689	14
Universal Display Corp	521	120
Upland Software Inc *	255	12
Varonis Systems Inc *	109	18
Verint Systems Inc *	947	64
VeriSign Inc *	802	174
Verra Mobility Corp, Cl A *	3,479	47
ViaSat Inc *	693	23
Viavi Solutions Inc *	3,355	50
Virtusa Corp *	1,123	57
Visa Inc, Cl A	25,571	5,593
VMware Inc, Cl A *	1,343	188
Western Digital Corp	2,423	134
Western Union Co/The	425	9
WEX Inc *	55	11
Workday Inc, Cl A *	2,079	498
Workiva Inc, Cl A *	1,224	112
Xerox Holdings Corp	7,073	164
Xilinx Inc	2,632	373
Xperi Holding Corp	2,351	49
Zebra Technologies Corp, Cl A *	438	168
Zendesk Inc *	152	22
Zoom Video Communications Inc, Cl A *	2,174	733
Zscaler Inc *	470	94

New Covenant Funds / Semi-Annual Report / December 31, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zuora Inc, Cl A *	3,498	$49

		139,692

Materials — 2.8%
Air Products and Chemicals Inc	4,688	1,281
Albemarle Corp	167	25
Alcoa Corp *	5,657	130
Allegheny Technologies Inc *	2,362	40
AptarGroup Inc	1,944	266
Arconic Corp *	1,844	55
Ashland Global Holdings Inc	152	12
Avery Dennison Corp	88	14
Axalta Coating Systems Ltd *	7,963	227
Balchem Corp	488	56
Ball Corp	14,154	1,319
Berry Global Group Inc *	4,123	232
Cabot Corp	238	11
Carpenter Technology Corp	1,006	29
Celanese Corp, Cl A	93	12
CF Industries Holdings Inc	1,066	41
Chase Corp	421	43
Chemours Co/The	2,832	70
Cleveland-Cliffs Inc	11,888	173
Coeur Mining Inc *	6,945	72
Compass Minerals International Inc	851	52
Corteva Inc	4,455	172
Crown Holdings Inc *	6,925	694
Domtar Corp	298	9
Dow Inc	5,519	306
DuPont de Nemours Inc	6,954	494
Eagle Materials Inc	126	13
Eastman Chemical Co	9,101	913
Ecolab Inc	2,293	496
Element Solutions Inc	1,023	18
FMC Corp	2,400	276
Freeport-McMoRan Inc	27,003	703
Glatfelter	2,740	45
Graphic Packaging Holding Co	681	12
Greif Inc, Cl A	1,122	53
HB Fuller Co	976	51
Huntsman Corp	475	12
Ingevity Corp *	563	43
Innospec Inc	499	45
International Flavors & Fragrances Inc	2,307	251
International Paper Co	785	39
Kraton Corp *	2,033	56
Livent Corp *	5,807	109
Louisiana-Pacific Corp	1,740	65
LyondellBasell Industries NV, Cl A	2,182	200
Martin Marietta Materials Inc	397	113
Minerals Technologies Inc	880	55
Mosaic Co/The	3,590	83
Neenah Inc	693	38

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Newmont Corp	27,433	$1,643
Novagold Resources Inc *	1,266	12
Nucor Corp	1,510	80
Packaging Corp of America	101	14
PPG Industries Inc	2,274	328
Quaker Chemical Corp	55	14
Reliance Steel & Aluminum Co	412	49
Royal Gold Inc	437	46
Scotts Miracle-Gro Co/The	163	32
Sealed Air Corp	293	13
Sensient Technologies Corp	779	57
Sherwin-Williams Co/The	2,066	1,518
Sonoco Products Co	185	11
Southern Copper Corp	272	18
Steel Dynamics Inc	2,648	98
Stepan Co	510	61
Summit Materials Inc, Cl A *	2,136	43
Trinseo SA	1,345	69
United States Lime & Minerals Inc	581	66
United States Steel Corp	3,709	62
Valvoline Inc	11,216	260
Verso Corp	2,760	33
Vulcan Materials Co	665	99
Warrior Met Coal Inc	2,378	51
Westlake Chemical Corp	718	59
Westrock Co	3,989	174
Worthington Industries Inc	1,149	59

		14,493

Real Estate — 3.2%
Acadia Realty Trust ‡	1,946	28
Agree Realty Corp ‡	736	49
Alexander & Baldwin Inc ‡	2,342	40
Alexandria Real Estate Equities Inc ‡	1,497	267
American Campus Communities Inc ‡	252	11
American Finance Trust Inc ‡	3,743	28
American Tower Corp, Cl A ‡	5,189	1,165
Apartment Income REIT ‡	1,711	66
Apartment Investment and Management, Cl A ‡	1,711	9
Apple Hospitality REIT Inc ‡	718	9
AvalonBay Communities Inc ‡	3,261	523
Brandywine Realty Trust ‡	14,492	173
Brixmor Property Group Inc ‡	4,703	78
Camden Property Trust ‡	125	12
CareTrust REIT Inc ‡	2,438	54
CBRE Group Inc, Cl A *	26,520	1,663
Colony Capital Inc ‡	41,643	200
Columbia Property Trust Inc ‡	565	8
Community Healthcare Trust Inc ‡	1,136	53
Corporate Office Properties Trust ‡	7,752	202
Cousins Properties Inc ‡	289	10
Crown Castle International Corp ‡	4,368	695

14	New Covenant Funds / Semi-Annual Report / December 31, 2020

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CubeSmart ‡	377	$13
CyrusOne Inc ‡	181	13
DiamondRock Hospitality Co ‡	4,575	38
Digital Realty Trust Inc ‡	2,674	373
Diversified Healthcare Trust ‡	6,702	28
Douglas Emmett Inc ‡	2,338	68
Duke Realty Corp ‡	2,798	112
Empire State Realty Trust Inc, Cl A ‡	5,592	52
EPR Properties ‡	735	24
Equinix Inc ‡	1,035	739
Equity Commonwealth ‡	846	23
Equity LifeStyle Properties Inc ‡	167	11
Equity Residential ‡	3,485	207
Essential Properties Realty Trust Inc ‡	2,028	43
Essex Property Trust Inc ‡	454	108
Extra Space Storage Inc ‡	811	94
Federal Realty Investment Trust ‡	664	56
First Industrial Realty Trust Inc ‡	1,226	52
Four Corners Property Trust Inc ‡	1,848	55
Franklin Street Properties Corp ‡	5,897	26
Gaming and Leisure Properties Inc ‡	283	12
Global Net Lease Inc ‡	2,484	43
Healthcare Realty Trust Inc ‡	1,555	46
Healthcare Trust of America Inc, Cl A ‡	392	11
Healthpeak Properties Inc ‡	9,384	284
Highwoods Properties Inc ‡	247	10
Howard Hughes Corp/The *	795	63
Hudson Pacific Properties Inc ‡	2,475	59
Industrial Logistics Properties Trust ‡	2,389	56
Invitation Homes Inc ‡	398	12
Iron Mountain Inc ‡	5,996	177
JBG SMITH Properties ‡	2,065	65
Jones Lang LaSalle Inc	1,270	188
Kennedy-Wilson Holdings Inc	2,254	40
Kilroy Realty Corp ‡	4,516	259
Kimco Realty Corp ‡	4,679	70
Kite Realty Group Trust ‡	2,741	41
Lamar Advertising Co, Cl A ‡	1,059	88
Lexington Realty Trust ‡	4,761	51
Life Storage Inc ‡	110	13
LTC Properties Inc ‡	1,142	44
Macerich Co/The ‡	5,508	59
Marcus & Millichap Inc *	1,380	51
Medical Properties Trust Inc ‡	2,513	55
Mid-America Apartment Communities Inc ‡	97	12
Monmouth Real Estate Investment Corp ‡	3,365	58
National Health Investors Inc ‡	635	44
National Retail Properties Inc ‡	975	40
Newmark Group Inc, Cl A	3,753	27
Office Properties Income Trust ‡	1,618	37
Omega Healthcare Investors Inc ‡	1,229	45
Outfront Media Inc ‡	1,951	38

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Paramount Group Inc ‡	5,922	$53
Park Hotels & Resorts Inc ‡	1,996	34
Pebblebrook Hotel Trust ‡	1,899	36
Physicians Realty Trust ‡	2,753	49
Piedmont Office Realty Trust Inc, Cl A ‡	2,333	38
PotlatchDeltic Corp ‡	1,174	59
Prologis Inc ‡	20,608	2,054
Public Storage ‡	1,177	272
QTS Realty Trust Inc, Cl A ‡	981	61
Rayonier Inc ‡	1,593	47
RE/MAX Holdings Inc, Cl A	1,292	47
Realogy Holdings Corp *	4,621	61
Realty Income Corp ‡	1,402	87
Redfin Corp *	458	31
Regency Centers Corp ‡	28,376	1,294
Retail Opportunity Investments Corp ‡	2,907	39
Retail Properties of America Inc, Cl A ‡	876	7
Rexford Industrial Realty Inc ‡	1,114	55
RLJ Lodging Trust ‡	2,849	40
RMR Group Inc/The, Cl A	1,095	42
RPT Realty ‡	3,429	30
Ryman Hospitality Properties Inc ‡	577	39
Sabra Health Care REIT Inc ‡	2,410	42
Safehold Inc ‡	226	16
SBA Communications Corp, Cl A ‡	994	280
Service Properties Trust ‡	483	5
Simon Property Group Inc ‡	3,706	316
SITE Centers Corp ‡	3,734	38
SL Green Realty Corp ‡	2,476	147
Spirit Realty Capital Inc ‡	237	9
St Joe Co/The	460	19
STAG Industrial Inc ‡	1,647	52
STORE Capital Corp ‡	2,555	87
Summit Hotel Properties Inc ‡	4,173	38
Sunstone Hotel Investors Inc ‡	3,516	40
Tanger Factory Outlet Centers Inc ‡	3,357	33
Terreno Realty Corp ‡	941	55
UDR Inc ‡	250	10
Uniti Group Inc ‡	1,247	15
Urban Edge Properties ‡	2,679	35
Urstadt Biddle Properties Inc, Cl A ‡	2,126	30
Ventas Inc ‡	3,279	161
VEREIT Inc ‡	2,043	77
VICI Properties Inc ‡	2,012	51
Vornado Realty Trust ‡	2,903	108
Washington Real Estate Investment Trust ‡	1,705	37
Weingarten Realty Investors ‡	2,933	64
Welltower Inc ‡	4,270	276
Weyerhaeuser Co ‡	17,005	570
WP Carey Inc ‡	149	10
Xenia Hotels & Resorts Inc ‡	2,347	36

		16,708

New Covenant Funds / Semi-Annual Report / December 31, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

New Covenant Growth Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 2.4%
AES Corp/The	5,282	$124
ALLETE Inc	620	38
Alliant Energy Corp	213	11
Ameren Corp	506	40
American Electric Power Co Inc	5,930	494
American States Water Co	580	46
American Water Works Co Inc	2,717	417
Atmos Energy Corp	461	44
Avangrid Inc	1,720	78
CenterPoint Energy Inc	434	9
Clearway Energy Inc, Cl C	456	15
CMS Energy Corp	20,708	1,263
Consolidated Edison Inc	3,086	223
Dominion Energy Inc	8,988	676
DTE Energy Co	1,633	198
Duke Energy Corp	7,493	686
Edison International	3,288	207
Entergy Corp	2,276	227
Essential Utilities Inc	331	16
Evergy Inc	180	10
Eversource Energy	10,983	950
Exelon Corp	11,090	468
FirstEnergy Corp	3,181	97
Hawaiian Electric Industries Inc	249	9
IDACORP Inc	108	10
MDU Resources Group Inc	386	10
MGE Energy Inc	631	44
National Fuel Gas Co	245	10
New Jersey Resources Corp	1,111	40
NextEra Energy Inc	27,072	2,089
NiSource Inc	419	10
Northwest Natural Holding Co	699	32
NRG Energy Inc	2,300	86
OGE Energy Corp	261	8
Ormat Technologies Inc	644	58
PG&E Corp *	692	9
Pinnacle West Capital Corp	2,640	211
PNM Resources Inc	975	47
Portland General Electric Co	894	38
PPL Corp	7,025	198
Public Service Enterprise Group Inc	5,257	307
Sempra Energy	2,048	261
SJW Group	716	50
South Jersey Industries Inc	1,556	34
Southern Co/The	13,370	821
Sunnova Energy International Inc *	717	32
UGI Corp	253	9
Vistra Corp	2,088	41
WEC Energy Group Inc	1,983	183

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xcel Energy Inc	21,147	$1,410

		12,394

Total Common Stock (Cost $291,444) ($ Thousands)		504,018

FOREIGN COMMON STOCK — 2.7%

Bosnia and Herzegovina — 0.0%
RenaissanceRe Holdings Ltd	248	41

Canada — 0.1%
Lululemon Athletica Inc *	1,171	408

Cayman Islands — 0.0%
Herbalife Nutrition Ltd *	1,088	52

Ireland — 1.1%
Accenture PLC, Cl A	11,297	2,951
Jazz Pharmaceuticals PLC *	616	102
Medtronic PLC	19,976	2,340
NortonLifeLock Inc	13,065	271
Perrigo Co PLC	211	9

		5,673

Puerto Rico — 0.0%
Popular Inc	1,507	85

Switzerland — 0.0%
Garmin Ltd	122	15

United Kingdom — 1.5%
Adient PLC *	2,126	74
Alkermes PLC *	2,433	49
Allegion PLC	855	100
Amcor PLC	4,821	57
Aon PLC, Cl A	2,247	475
Aptiv PLC	3,490	455
Atlassian Corp PLC, Cl A *	920	215
Cardtronics PLC *	1,198	42
Cimpress PLC *	398	35
Cushman & Wakefield PLC *	2,593	38
Eaton Corp PLC	13,217	1,588
Gates Industrial Corp PLC *	886	11
Horizon Therapeutics PLC *	1,437	105
Johnson Controls International PLC	22,116	1,030
Linde PLC	8,150	2,148
LivaNova PLC *	657	43
Nielsen Holdings PLC	7,584	158
nVent Electric PLC	457	11
Pentair PLC	245	13
Sensata Technologies Holding PLC *	4,273	225
STERIS PLC	1,661	315
Trane Technologies PLC	1,779	258
Tronox Holdings PLC	4,385	64

16	New Covenant Funds / Semi-Annual Report / December 31, 2020

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Willis Towers Watson PLC	907	$191

		7,700

Total Foreign Common Stock (Cost $8,595) ($ Thousands)		13,974

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	3,310,573	3,311

Total Cash Equivalent (Cost $3,311) ($ Thousands)		3,311

Total Investments in Securities — 99.6% (Cost $303,350) ($ Thousands)		$521,303

A list of the open futures contracts held by the Fund at December 31, 2020 are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Russell 2000 Index E-MINI	4	Mar-2021	$387	$394	$7
S&P 500 Index E-MINI	17	Mar-2021	3,101	3,187	86

			$3,488	$3,581	$93

For the period ended December 31, 2020, the total amount of all the open future contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The futures contracts are considered to have interest rate risk associated with them.

Percentages are based on Net Assets of $523,380 ($ Thousands).
‡	Real Estate Investment Trust.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2020.
†	Investment in Affiliated Security (see Note 3).
(A)	Security is a Master Limited Partnership. At December 31, 2020, such securities amounted to $98 ($ Thousands), or 0.0% of the Net Assets of the Fund (See Note 2).

Cl — Class

Ltd. — Limited

MSCI — Morgan Stanley Capital International

PLC— Public Limited Company

REIT— Real Estate investment Trust

S&P — Standard & Poor’s

The following is a list of the levels of inputs used as of December 31, 2020 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	504,018	–	–	504,018
Foreign Common Stock	13,974	–	–	13,974
Cash Equivalent	3,311	–	–	3,311

Total Investments in Securities	521,303	–	–	521,303

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	93	–	–	93

Total Other Financial Instruments	93	–	–	93

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2020 ($ Thousands):

Security Description	Value 6/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$6,613	$28,155	$(31,457)	$—	$—	$3,311	3,310,573	$—	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

New Covenant Income Fund

Sector Weightings†:
†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 43.1%

Agency Mortgage-Backed Obligations — 34.7%
FHLMC
6.500%, 12/01/2035 to 09/01/2039	$630	$709
6.000%, 03/01/2035	969	1,164
5.500%, 12/01/2036 to 12/01/2038	217	253
5.000%, 05/01/2022 to 03/01/2050	1,121	1,277
4.500%, 06/01/2038 to 05/01/2050	6,574	7,247
4.000%, 07/01/2037 to 03/01/2050	2,595	2,832
3.500%, 11/01/2042 to 05/01/2050	4,755	5,129
3.000%, 09/01/2032 to 04/01/2050	5,616	5,994
2.500%, 08/01/2030 to 06/01/2050	2,642	2,798
2.000%, 10/01/2032	361	377
0.761%, 09/25/2027	7,998	361
FHLMC CMO, Ser 2011-3947, Cl SG, IO
5.791%, VAR LIBOR USD 1 Month+5.950%, 10/15/2041	171	31
FHLMC CMO, Ser 2012-4057, Cl UI, IO
3.000%, 05/15/2027	102	5
FHLMC CMO, Ser 2012-4085, Cl IO, IO
3.000%, 06/15/2027	215	12
FHLMC CMO, Ser 2012-4099, Cl ST, IO
4.342%, VAR LIBOR USD 1 Month+6.000%, 08/15/2042	92	17
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	102	10
FHLMC CMO, Ser 2013-4203, Cl PS, IO
6.091%, VAR LIBOR USD 1 Month+6.250%, 09/15/2042	137	19

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2014-4310, Cl SA, IO
5.791%, VAR LIBOR USD 1 Month+5.950%, 02/15/2044	$37	$7
FHLMC CMO, Ser 2014-4335, Cl SW, IO
5.841%, VAR LIBOR USD 1 Month+6.000%, 05/15/2044	76	16
FHLMC CMO, Ser 2014-4415, Cl IO, IO
2.257%, 04/15/2041 (A)	38	2
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1515, Cl X1, IO
1.513%, 02/25/2035 (A)	2,299	374
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1516, Cl X1, IO
1.513%, 05/25/2035 (A)	2,188	374
FHLMC Multifamily Structured Pass-Through Certificates, Ser K118, Cl X1, IO
0.962%, 09/25/2030 (A)	5,739	463
FHLMC Multifamily Structured Pass-Through Certificates, Ser K121, Cl X1, IO
1.029%, 10/25/2030 (A)	3,700	313
FHLMC Multifamily Structured Pass-Through Certificates, Ser K-1517, Cl X1, IO
1.334%, 07/25/2035 (A)	340	52
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M3
5.700%, VAR ICE LIBOR USD 1 Month+5.550%, 07/25/2028	302	315
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA3, Cl M2
2.648%, VAR ICE LIBOR USD 1 Month+2.500%, 03/25/2030	250	253
FHLMC, Ser 2016-353, Cl S1, IO
5.841%, VAR LIBOR USD 1 Month+6.000%, 12/15/2046	119	27
FHLMC, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	86	89
FHLMC, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	197	25
FHLMC, Ser 2020-5010, Cl IK, IO
2.500%, 09/25/2050	98	12
FHLMC, Ser 2020-5013, Cl IN, IO
2.500%, 09/25/2050	99	13
FHLMC, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	99	13
FNMA
7.000%, 11/01/2037 to 11/01/2038	27	31
6.500%, 01/01/2038 to 05/01/2040	172	198
6.000%, 07/01/2037 to 07/01/2041	105	126
5.500%, 02/01/2035	100	118
5.000%, 11/01/2025 to 03/01/2050	5,227	5,848
4.500%, 02/01/2035 to 08/01/2058	6,279	6,943
4.000%, 06/01/2025 to 06/01/2057	11,172	12,187

18	New Covenant Funds / Semi-Annual Report / December 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.893%, VAR US Treas Yield Curve Rate T Note
Const Mat 1 Yr+2.268%, 01/01/2036	$23	$23
3.700%, VAR ICE LIBOR USD 12 Month+1.700%, 03/01/2036	20	20
3.500%, 04/01/2033 to 03/01/2057	14,362	15,485
3.374%, VAR ICE LIBOR USD 12 Month+1.432%, 05/01/2043	151	156
3.000%, 12/01/2036 to 11/01/2050	11,919	12,737
2.790%, 08/01/2029	200	225
2.500%, 06/01/2028 to 10/01/2050	4,253	4,491
2.260%, 04/01/2030	99	107
2.000%, 11/01/2040 to 08/01/2050	3,292	3,427
1.500%, 12/01/2035	100	103
FNMA CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	396	462
FNMA CMO, Ser 2012-93, Cl UI, IO
3.000%, 09/25/2027	293	17
FNMA CMO, Ser 2014-47, Cl AI, IO
2.359%, 08/25/2044 (A)	95	6
FNMA CMO, Ser 2015-55, Cl IO, IO
2.232%, 08/25/2055 (A)	24	1
FNMA CMO, Ser 2015-56, Cl AS, IO
6.002%, VAR LIBOR USD 1 Month+6.150%, 08/25/2045	49	11
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
6.527%, VAR ICE LIBOR USD 1 Month+4.900%, 11/25/2024	187	192
FNMA TBA
2.500%, 01/01/2050 to 02/01/2050	3,500	3,688
2.000%, 01/14/2050 to 02/11/2050	6,000	6,225
1.500%, 01/15/2036	2,000	2,058
FNMA, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	124	145
FNMA, Ser 2012-101, Cl BI, IO
4.000%, 09/25/2027	9	–
FNMA, Ser 2013-54, Cl BS, IO
6.002%, VAR LIBOR USD 1 Month+6.150%, 06/25/2043	38	8
FNMA, Ser 2017-76, Cl SB, IO
5.952%, VAR LIBOR USD 1 Month+6.100%, 10/25/2057	216	44
FNMA, Ser 2017-85, Cl SC, IO
6.052%, VAR LIBOR USD 1 Month+6.200%, 11/25/2047	54	11
FNMA, Ser 2019-M19, Cl A2
2.560%, 09/25/2029	389	427
FNMA, Ser 2019-M23, Cl 3A3
2.720%, 10/25/2031 (A)	100	108
FNMA, Ser 2019-M4, Cl A2
3.610%, 02/25/2031	80	96

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser 2019-M6, Cl A2
3.450%, 01/01/2029	$170	$196
FNMA, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	101	102
FNMA, Ser 2020-56, Cl DI, IO
2.500%, 08/25/2050	98	14
FRESB Mortgage Trust, Ser 2018-SB48, Cl A10F
3.370%, 02/25/2028 (A)	692	747
FRESB Mortgage Trust, Ser 2019-SB58, Cl A10F
3.610%, 10/25/2028 (A)	1,010	1,092
GNMA
5.500%, 02/20/2037 to 01/15/2039	91	105
5.000%, 12/20/2038 to 01/20/2049	813	917
4.600%, 09/15/2034	1,581	1,771
4.500%, 05/20/2040 to 03/20/2050	3,058	3,364
4.000%, 01/15/2041 to 07/20/2050	3,337	3,615
3.500%, 06/20/2044 to 05/15/2050	1,700	1,847
3.000%, 09/15/2042 to 12/20/2050	2,017	2,131
2.500%, 02/20/2027 to 12/20/2050	553	581
GNMA CMO, Ser 2012-34, Cl SA, IO
4.403%, VAR LIBOR USD 1 Month+6.050%, 03/20/2042	27	7
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	28	1
GNMA CMO, Ser 2012-H18, Cl NA
2.254%, VAR ICE LIBOR USD 1 Month+0.520%, 08/20/2062	135	136
GNMA CMO, Ser 2012-H30, Cl GA
2.084%, VAR ICE LIBOR USD 1 Month+0.350%, 12/20/2062	617	617
GNMA CMO, Ser 2013-85, Cl IA, IO
0.690%, 03/16/2047 (A)	1,579	29
GNMA CMO, Ser 2013-95, Cl IO, IO
0.538%, 04/16/2047 (A)	1,316	28
GNMA CMO, Ser 2013-H01, Cl TA
2.234%, VAR ICE LIBOR USD 1 Month+0.500%, 01/20/2063	3	3
GNMA CMO, Ser 2013-H08, Cl BF
2.134%, VAR ICE LIBOR USD 1 Month+0.400%, 03/20/2063	548	547
GNMA CMO, Ser 2014-105, Cl IO, IO
0.954%, 06/16/2054 (A)	70	4
GNMA CMO, Ser 2014-186, Cl IO, IO
0.735%, 08/16/2054 (A)	813	26
GNMA CMO, Ser 2015-H20, Cl FA
0.610%, VAR ICE LIBOR USD 1 Month+0.470%, 08/20/2065	247	247
GNMA TBA
3.000%, 01/15/2043	400	418
2.500%, 01/21/2050 to 02/20/2050	2,000	2,115
2.000%, 01/21/2050 to 04/20/2050	2,100	2,195

New Covenant Funds / Semi-Annual Report / December 31, 2020	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2013-107, Cl AD
2.694%, 11/16/2047 (A)	$86	$91
GNMA, Ser 2013-H21, Cl FB
0.840%, VAR ICE LIBOR USD 1 Month+0.700%, 09/20/2063	428	431
GNMA, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	78	11
GNMA, Ser 2019-28, Cl AB
3.150%, 06/16/2060	64	68
GNMA, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	99	14
GNMA, Ser 2020-127, Cl IN, IO
2.500%, 08/20/2050	99	13
GNMA, Ser 2020-129, Cl IE, IO
2.500%, 09/20/2050	99	14
GNMA, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050	199	28
GNMA, Ser 2020-H04, Cl FP
0.640%, VAR ICE LIBOR USD 1 Month+0.500%, 06/20/2069	182	183
GNMA, Ser 2020-H09, Cl FL
1.302%, VAR ICE LIBOR USD 1 Month+1.150%, 05/20/2070	100	105
GNMA, Ser 2020-H13, Cl FM
0.552%, VAR ICE LIBOR USD 1 Month+0.400%, 08/20/2070	377	377
GNMA, Ser 2020-H13, Cl FA
0.602%, VAR ICE LIBOR USD 1 Month+0.450%, 07/20/2070	595	596

		131,093

Non-Agency Mortgage-Backed Obligations — 8.4%
280 Park Avenue Mortgage Trust, Ser 2017- 280P, Cl A
1.039%, VAR ICE LIBOR USD 1 Month+0.880%, 09/15/2034 (B)	130	130
Atrium Hotel Portfolio Trust, Ser 2017-ATRM, Cl C
1.809%, VAR ICE LIBOR USD 1 Month+1.650%, 12/15/2036 (B)	410	361
Benchmark Mortgage Trust, Ser 2019-B15, Cl A5
2.928%, 12/15/2072	481	534
BX Commercial Mortgage Trust, Ser 2019- XL, Cl A
1.079%, VAR ICE LIBOR USD 1 Month+0.920%, 10/15/2036 (B)	1,049	1,051
CIM Trust, Ser 2020-INV1, Cl A2
2.500%, 04/25/2050 (A)(B)	465	477
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035 (B)	190	199

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	$100	$110
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl AAB
3.512%, 12/10/2049	810	883
COMM Mortgage Trust, Ser 2012-CR5, Cl A4
2.771%, 12/10/2045	700	724
COMM Mortgage Trust, Ser 2012-CR5, Cl AM
3.223%, 12/10/2045 (B)	590	613
COMM Mortgage Trust, Ser 2013-CR8, Cl A4
3.334%, 06/10/2046	565	596
Commercial Mortgage Trust, Ser 2013-CR12, Cl C
5.076%, 10/10/2046 (A)	10	10
Commercial Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (A)	20	20
Commercial Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	20	21
Credit Suisse Mortgage Trust, Ser 2019- NQM1, Cl A3
3.064%, 10/25/2059 (B)	356	365
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048 (A)(B)	792	809
CSMC, Ser 2014-USA, Cl B
4.185%, 09/15/2037 (B)	470	475
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (B)	788	792
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048 (A)(B)	102	103
GS Mortage-Backed Securities Trust, Ser 2020-PJ1, Cl A6
3.500%, 05/25/2050 (A)(B)	389	395
GS Mortgage Securities Trust, Ser 2013- GC16, Cl B
5.161%, 11/10/2046 (A)	80	85
GS Mortgage Securities Trust, Ser 2015- GC30, Cl A3
3.119%, 05/10/2050	996	1,071
GS Mortgage Securities Trust, Ser 2018- SRP5, Cl B
4.481%, 06/09/2021	430	361
GS Mortgage Securities Trust, Ser 2018- SRP5, Cl A
3.281%, 06/09/2021	620	523
GS Mortgage Securities Trust, Ser 2019- GC39, Cl A2
3.457%, 05/10/2052	520	557
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057 (B)	292	312

20	New Covenant Funds / Semi-Annual Report / December 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Trust, Ser 2020-INV1, Cl A14
3.000%, 10/25/2050 (A)(B)	$700	$719
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl B
4.927%, 11/15/2045 (A)	210	230
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.891%, 01/15/2047 (A)	30	32
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.554%, 09/15/2047 (A)	80	74
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C6, Cl A3
3.507%, 05/15/2045	1,030	1,062
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-LC9, Cl AS
3.353%, 12/15/2047 (B)	380	390
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-FL7, Cl D
3.909%, VAR ICE LIBOR USD 1 Month+3.750%, 05/15/2028 (B)	129	115
JPMorgan Mortgage Trust, Ser 2015-5, Cl A9
3.099%, 05/25/2045 (A)(B)	57	58
JPMorgan Mortgage Trust, Ser 2016-1, Cl A5
3.500%, 05/25/2046 (A)(B)	31	31
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048 (A)(B)	355	365
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048 (A)(B)	122	125
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048 (A)(B)	230	235
MAD Mortgage Trust, Ser 2017-330M, Cl A
3.188%, 08/15/2034 (A)(B)	220	228
Metlife Securitization Trust, Ser 2020-INV1, Cl A2A
2.500%, 05/25/2050 (A)(B)	775	805
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A4
3.176%, 08/15/2045	1,475	1,521
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl A4
3.102%, 05/15/2046	714	749
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl A4
3.732%, 05/15/2048	473	530
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2017-C34, Cl ASB
3.354%, 11/15/2052	615	677
Morgan Stanley Capital I Trust, Ser 2012-C4, Cl A4
3.244%, 03/15/2045	220	223

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2019- BPR, Cl A
1.559%, VAR ICE LIBOR USD 1 Month+1.400%, 05/15/2036 (B)	$320	$308
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035 (A)(B)	410	404
Natixis Commercial Mortgage Securities Trust, Ser 2019-FAME, Cl B
3.655%, 08/15/2036 (B)	410	391
New Residential Mortgage Loan Trust, Ser 2018-RPL1, Cl M2
3.500%, 12/25/2057 (A)(B)	240	252
New Residential Mortgage Loan Trust, Ser 2019-4A, Cl A1B
3.500%, 12/25/2058 (A)(B)	299	315
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B2
4.250%, 09/25/2059 (A)(B)	227	251
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B1
4.000%, 09/25/2059 (A)(B)	227	252
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059 (A)(B)	398	406
New Residential Mortgage Loan Trust, Ser 2019-RPL3, Cl A1
2.750%, 07/25/2059 (A)(B)	311	327
Residential Mortgage Loan Trust, Ser 2019- 3, Cl A3
3.044%, 09/25/2059 (A)(B)	299	299
Residential Mortgage Loan Trust, Ser 2019- 3, Cl A2
2.941%, 09/25/2059 (A)(B)	299	302
Residential Mortgage Loan Trust, Ser 2020- 2, Cl A1
1.654%, 05/25/2060 (A)(B)	474	478
Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl MA
3.500%, 07/25/2058	793	861
Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/25/2058	671	731
Seasoned Credit Risk Transfer Trust, Ser 2019-4, Cl MA
3.000%, 02/25/2059	1,258	1,342
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl MA
2.000%, 11/25/2059	496	511
Sequoia Mortgage Trust, Ser 2017-1, Cl A4
3.500%, 02/25/2047 (A)(B)	342	345
Sequoia Mortgage Trust, Ser 2017-5, Cl A4
3.500%, 08/25/2047 (A)(B)	257	258

New Covenant Funds / Semi-Annual Report / December 31, 2020	21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust, Ser 2017-6, Cl A4
3.500%, 09/25/2047 (A)(B)	$105	$105
Sequoia Mortgage Trust, Ser 2020-4, Cl A2
2.500%, 11/25/2050 (A)(B)	528	551
Shops at Crystals Trust, Ser 2016-CSTL, Cl A
3.126%, 07/05/2036 (B)	100	100
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/2030 (B)	116	117
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	631	650
UBS-Barclays Commercial Mortgage Trust, Ser 2012-CN, Cl XA, IO
1.307%, 05/10/2063 (A)(B)	322	5
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS3, Cl NXS3
3.371%, 09/15/2057	153	164
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A4
4.902%, 06/15/2044 (A)(B)	1,796	1,806
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.339%, 06/15/2045 (A)(B)	1,038	12
WFRBS Commercial Mortgage Trust, Ser 2013-C11, Cl AS
3.311%, 03/15/2045	160	167
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.194%, 05/15/2045 (A)(B)	1,042	23
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.569%, 10/15/2057 (A)	1,018	18
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl B
4.380%, 10/15/2057 (A)	270	294

		31,791

Total Mortgage-Backed Securities (Cost $159,325) ($ Thousands)		162,884

CORPORATE OBLIGATIONS — 23.8%

Communication Services — 2.7%
Alphabet
2.050%, 08/15/2050	70	67
1.100%, 08/15/2030	40	39
0.800%, 08/15/2027	30	30
0.450%, 08/15/2025	20	20
AT&T
4.250%, 03/01/2027	150	176
4.125%, 02/17/2026	408	472
3.914%, 11/27/2022 (B)(C)	2,000	1,983

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.000%, 06/30/2022	$10	$10
2.300%, 06/01/2027	120	128
Charter Communications Operating
5.050%, 03/30/2029	20	24
4.908%, 07/23/2025	390	453
4.800%, 03/01/2050	40	48
3.750%, 02/15/2028	120	135
Comcast
4.700%, 10/15/2048	20	28
4.150%, 10/15/2028	80	96
3.950%, 10/15/2025	210	241
3.750%, 04/01/2040	20	24
3.450%, 02/01/2050	70	83
3.400%, 04/01/2030	40	46
3.300%, 04/01/2027	30	34
3.250%, 11/01/2039	30	34
3.150%, 03/01/2026	30	34
3.100%, 04/01/2025	10	11
Comcast Cable Communications Holdings
9.455%, 11/15/2022	1,116	1,306
Cox Communications
3.250%, 12/15/2022 (B)	859	905
Fox
4.709%, 01/25/2029	40	49
Sprint Spectrum
3.360%, 09/20/2021 (B)	144	146
TCI Communications
7.875%, 02/15/2026	240	323
T-Mobile USA
3.875%, 04/15/2030 (B)	170	197
3.750%, 04/15/2027 (B)	20	23
3.500%, 04/15/2025 (B)	369	408
2.550%, 02/15/2031 (B)	40	42
2.050%, 02/15/2028 (B)	20	21
Verizon Communications
4.862%, 08/21/2046	40	54
4.329%, 09/21/2028	435	524
4.125%, 08/15/2046	40	49
4.000%, 03/22/2050	40	48
3.875%, 02/08/2029	30	35
3.850%, 11/01/2042	10	12
3.376%, 02/15/2025	282	313
3.000%, 03/22/2027	120	133
2.650%, 11/20/2040	300	303
2.625%, 08/15/2026	513	562
0.850%, 11/20/2025	50	50
Viacom
3.875%, 04/01/2024	20	22
Walt Disney
3.350%, 03/24/2025	469	520

22	New Covenant Funds / Semi-Annual Report / December 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.000%, 09/15/2022	$30	$31

		10,292

Consumer Discretionary — 1.3%
Amazon.com
4.250%, 08/22/2057	10	14
3.150%, 08/22/2027	470	535
1.200%, 06/03/2027	20	20
Cargill
1.375%, 07/23/2023 (B)	70	72
Dollar General
3.250%, 04/15/2023	10	11
Ferguson Finance
3.250%, 06/02/2030 (B)	851	949
General Motors
5.400%, 10/02/2023	576	645
General Motors Financial
4.150%, 06/19/2023	600	646
3.700%, 05/09/2023	190	201
Home Depot
3.900%, 12/06/2028	10	12
3.900%, 06/15/2047	10	13
3.350%, 04/15/2050	50	60
3.300%, 04/15/2040	40	47
2.500%, 04/15/2027	450	494
Lowe’s
4.500%, 04/15/2030	30	37
McDonald’s MTN
4.200%, 04/01/2050	70	90
3.700%, 01/30/2026	10	11
3.625%, 09/01/2049	10	12
3.500%, 03/01/2027	20	23
3.500%, 07/01/2027	10	11
3.350%, 04/01/2023	280	298
3.300%, 07/01/2025	50	56
1.450%, 09/01/2025	10	10
Newell Brands
4.350%, 04/01/2023	53	55
NIKE
3.375%, 03/27/2050	30	37
2.750%, 03/27/2027	40	44
2.400%, 03/27/2025	355	383
Target
2.250%, 04/15/2025	80	86
TJX
3.500%, 04/15/2025	50	56

		4,928

Consumer Staples — 0.5%
Coca-Cola
3.375%, 03/25/2027	30	34
2.950%, 03/25/2025	40	44

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.600%, 06/01/2050	$20	$21
2.500%, 03/15/2051	30	31
1.450%, 06/01/2027	80	83
Costco Wholesale
1.600%, 04/20/2030	90	92
1.375%, 06/20/2027	120	124
Hershey
0.900%, 06/01/2025	20	20
Kimberly-Clark
3.100%, 03/26/2030	20	23
Mars
3.200%, 04/01/2030 (B)	30	35
2.700%, 04/01/2025 (B)	60	65
Mondelez International
2.125%, 04/13/2023	30	31
1.500%, 05/04/2025	80	83
PepsiCo
3.875%, 03/19/2060	20	27
3.625%, 03/19/2050	30	38
3.000%, 08/25/2021	290	295
2.750%, 03/05/2022	80	82
2.625%, 03/19/2027	10	11
2.250%, 03/19/2025	331	354
1.625%, 05/01/2030	70	72
0.750%, 05/01/2023	80	81
Procter & Gamble
3.000%, 03/25/2030	40	46
2.800%, 03/25/2027	10	11
Walmart
3.550%, 06/26/2025	20	23
3.400%, 06/26/2023	30	32
3.050%, 07/08/2026	100	113

		1,871

Energy — 2.8%
Apache
3.250%, 04/15/2022	616	621
Berkshire Hathaway Energy
3.700%, 07/15/2030 (B)	140	166
BP Capital Markets America
3.790%, 02/06/2024	80	87
3.633%, 04/06/2030	50	58
3.410%, 02/11/2026	90	101
3.216%, 11/28/2023	90	96
3.119%, 05/04/2026	170	188
2.937%, 04/06/2023	281	297
Cameron LNG
2.902%, 07/15/2031 (B)	60	66
Chevron
2.100%, 05/16/2021	130	131
1.995%, 05/11/2027	40	42
1.554%, 05/11/2025	70	73

New Covenant Funds / Semi-Annual Report / December 31, 2020	23

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cimarex Energy
4.375%, 06/01/2024	$50	$55
4.375%, 03/15/2029	50	57
3.900%, 05/15/2027	160	176
Concho Resources
4.300%, 08/15/2028	30	35
3.750%, 10/01/2027	160	183
Continental Resources
5.000%, 09/15/2022	90	90
3.800%, 06/01/2024	190	196
Devon Energy
5.850%, 12/15/2025	210	247
Diamondback Energy
5.375%, 05/31/2025	50	52
3.250%, 12/01/2026	30	32
2.875%, 12/01/2024	290	305
Energy Transfer Operating
4.950%, 06/15/2028	10	11
3.750%, 05/15/2030	160	173
2.900%, 05/15/2025	40	42
Energy Transfer Partners
4.500%, 11/01/2023	60	65
Enterprise Products Operating
4.150%, 10/16/2028	140	167
3.950%, 02/15/2027	150	173
3.900%, 02/15/2024	457	500
3.125%, 07/31/2029	60	66
2.800%, 01/31/2030	170	184
EOG Resources
4.375%, 04/15/2030	190	231
4.150%, 01/15/2026	160	186
Exxon Mobil
4.327%, 03/19/2050	30	39
3.043%, 03/01/2026	150	166
2.992%, 03/19/2025	758	830
1.571%, 04/15/2023	20	21
Halliburton
3.250%, 11/15/2021	180	183
Kinder Morgan
4.300%, 06/01/2025	60	68
Kinder Morgan Energy Partners
3.500%, 03/01/2021	30	30
MidAmerican Energy
3.650%, 04/15/2029	140	166
MPLX
4.800%, 02/15/2029	50	60
4.125%, 03/01/2027	110	127
4.000%, 03/15/2028	40	46
Noble Energy
3.850%, 01/15/2028	30	35
3.250%, 10/15/2029	80	92

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Occidental Petroleum
5.550%, 03/15/2026	$170	$177
4.574%, 10/10/2036 (C)	2,000	920
3.400%, 04/15/2026	80	76
3.200%, 08/15/2026	130	122
3.000%, 02/15/2027	130	116
Phillips 66
3.700%, 04/06/2023	582	623
Phillips 66 Partners
2.450%, 12/15/2024	413	433
Schlumberger Holdings
3.900%, 05/17/2028 (B)	456	515
Tennessee Gas Pipeline
2.900%, 03/01/2030 (B)	160	171
Western Midstream Operating
5.050%, 02/01/2030	20	22
4.100%, 02/01/2025	30	31
2.074%, VAR ICE LIBOR USD 3 Month+1.850%, 01/13/2023	20	20
Williams
3.750%, 06/15/2027	390	445

		10,686

Financials — 8.7%
American Express
3.400%, 02/27/2023	972	1,034
2.650%, 12/02/2022	264	276
American Honda Finance MTN
0.875%, 07/07/2023	846	856
American International Group
2.500%, 06/30/2025	40	43
Bank of America
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	234	264
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	258	272
2.592%, VAR United States Secured Overnight Financing Rate+2.150%, 04/29/2031	180	193
Bank of America MTN
4.450%, 03/03/2026	678	790
4.250%, 10/22/2026	10	12
4.200%, 08/26/2024	210	235
4.125%, 01/22/2024	370	410
4.100%, 07/24/2023	280	306
4.083%, VAR ICE LIBOR USD 3 Month+3.150%, 03/20/2051	40	51
4.000%, 04/01/2024	440	488
4.000%, 01/22/2025	80	90
3.974%, VAR ICE LIBOR USD 3 Month+1.210%, 02/07/2030	80	94

24	New Covenant Funds / Semi-Annual Report / December 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	$210	$239
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	80	85
3.500%, 04/19/2026	130	147
3.300%, 01/11/2023	60	64
Bank of New York Mellon MTN
3.300%, 08/23/2029	790	900
1.600%, 04/24/2025	40	42
Blackstone Holdings Finance
1.600%, 03/30/2031 (B)	590	587
Capital One Financial
3.300%, 10/30/2024	480	527
Charles Schwab
3.850%, 05/21/2025	110	125
Citigroup
8.125%, 07/15/2039	12	21
5.500%, 09/13/2025	150	180
5.300%, 05/06/2044	31	44
4.650%, 07/30/2045	28	38
4.450%, 09/29/2027	120	142
4.412%, VAR United States Secured Overnight Financing Rate+3.914%, 03/31/2031	100	121
4.400%, 06/10/2025	160	183
4.300%, 11/20/2026	40	47
4.125%, 07/25/2028	40	47
4.075%, VAR ICE LIBOR USD 3 Month+1.192%, 04/23/2 029	240	282
4.050%, 07/30/2022	40	42
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	340	385
3.500%, 05/15/2023	100	107
3.400%, 05/01/2026	354	398
3.200%, 10/21/2026	287	321
3.106%, VAR United States Secured Overnight Financing Rate+2.750%, 04/08/2026	150	164
2.572%, VAR United States Secured Overnight Financing Rate+2.107%, 06/03/2031	200	213
1.678%, VAR United States Secured Overnight Financing Rate+1.667%, 05/15/2024	903	930
Equitable Financial Life Global Funding
1.400%, 07/07/2025 (B)	673	691
Ferguson Finance
4.500%, 10/24/2028 (B)	459	550
Goldman Sachs Group
5.750%, 01/24/2022	662	700
4.250%, 10/21/2025	90	103
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	550	653

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.800%, 03/15/2030	$530	$624
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/2028	400	461
3.500%, 04/01/2025	80	89
3.500%, 11/16/2026	90	101
Goldman Sachs Group MTN
4.000%, 03/03/2024	420	464
Guardian Life Global Funding
1.100%, 06/23/2025 (B)	30	30
JPMorgan Chase
4.452%, VAR ICE LIBOR USD 3 Month+1.330%, 12/05/2029	200	244
4.203%, VAR ICE LIBOR USD 3 Month+1.260%, 07/23/2029	773	924
4.023%, VAR ICE LIBOR USD 3 Month+1.000%, 12/05/2024	230	253
4.005%, VAR ICE LIBOR USD 3 Month+1.120%, 04/23/2029	100	117
3.875%, 09/10/2024	290	325
2.522%, VAR United States Secured Overnight Financing Rate+2.040%, 04/22/2031	190	204
2.083%, VAR United States Secured Overnight Financing Rate+1.850%, 04/22/2026	130	137
1.514%, VAR United States Secured Overnight Financing Rate+1.455%, 06/01/2024	210	216
KKR Group Finance VI
3.750%, 07/01/2029 (B)	1,149	1,337
Liberty Mutual Group
4.569%, 02/01/2029 (B)	321	394
4.250%, 06/15/2023 (B)	91	99
Lincoln National
3.400%, 01/15/2031	451	517
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (B)	220	223
Morgan Stanley MTN
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	150	174
3.750%, 02/25/2023	1,110	1,190
3.622%, VAR United States Secured Overnight Financing Rate+3.120%, 04/01/2031	475	553
2.699%, VAR United States Secured Overnight Financing Rate+1.143%, 01/22/2031	100	109
2.188%, VAR United States Secured Overnight Financing Rate+1.990%, 04/28/2026	200	211
National Rural Utilities Cooperative Finance
2.850%, 01/27/2025	1,060	1,152

New Covenant Funds / Semi-Annual Report / December 31, 2020	25

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
National Securities Clearing
1.500%, 04/23/2025 (B)	$1,046	$1,083
1.200%, 04/23/2023 (B)	250	255
New York Life Global Funding
0.950%, 06/24/2025 (B)	60	61
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (B)	944	1,047
Penske Truck Leasing Lp
3.900%, 02/01/2024 (B)	965	1,054
Principal Life Global Funding II
1.250%, 06/23/2025 (B)	20	20
State Street
3.152%, VAR United States Secured Overnight Financing Rate+2.650%, 03/30/2031	50	57
US Bancorp
3.375%, 02/05/2024	540	588
1.450%, 05/12/2025	160	166
USAA Capital
2.125%, 05/01/2030 (B)	150	158
USAA Capital MTN
2.625%, 06/01/2021 (B)	350	353
Wells Fargo
3.069%, 01/24/2023	808	831
3.000%, 10/23/2026	190	211
2.188%, VAR United States Secured Overnight Financing Rate+2.000%, 04/30/2026	130	137
Wells Fargo MTN
5.013%, VAR ICE LIBOR USD 3 Month+4.240%, 04/04/2051	380	540
4.900%, 11/17/2045	30	40
4.600%, 04/01/2021	480	485
4.478%, VAR ICE LIBOR USD 3 Month+3.770%, 04/04/2031	130	159
4.300%, 07/22/2027	200	234
3.750%, 01/24/2024	540	590
3.450%, 02/13/2023	120	127
2.393%, VAR United States Secured Overnight Financing Rate+2.100%, 06/02/2028	90	96
1.654%, VAR United States Secured Overnight Financing Rate+1.600%, 06/02/2024	160	164

		33,096

Health Care — 2.9%
Abbott Laboratories
3.400%, 11/30/2023	175	190
AbbVie
4.250%, 11/21/2049	30	38
3.800%, 03/15/2025	40	45
3.750%, 11/14/2023	20	22

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.600%, 05/14/2025	$10	$11
3.450%, 03/15/2022	120	124
3.200%, 11/21/2029	40	45
2.950%, 11/21/2026	20	22
2.600%, 11/21/2024	140	150
2.300%, 11/21/2022	1,046	1,084
Adventist Health System
2.433%, 09/01/2024	431	447
Aetna
2.800%, 06/15/2023	20	21
Anthem
3.125%, 05/15/2022	340	353
Baylor Scott & White Holdings
1.947%, 11/15/2021	1,226	1,235
Becton Dickinson
4.685%, 12/15/2044	40	52
3.734%, 12/15/2024	24	27
3.363%, 06/06/2024	210	228
Bristol-Myers Squibb
3.875%, 08/15/2025	150	171
3.550%, 08/15/2022	60	63
3.400%, 07/26/2029	50	58
3.200%, 06/15/2026	120	135
2.900%, 07/26/2024	240	260
2.600%, 05/16/2022	80	82
2.250%, 08/15/2021	70	71
Cigna
4.375%, 10/15/2028	200	242
4.125%, 11/15/2025	50	58
3.750%, 07/15/2023	30	32
3.500%, 06/15/2024	160	175
3.400%, 09/17/2021	60	61
CommonSpirit Health
4.200%, 08/01/2023	473	511
CVS Health
5.050%, 03/25/2048	60	81
4.300%, 03/25/2028	220	262
3.875%, 07/20/2025	95	108
3.625%, 04/01/2027	180	205
3.350%, 03/09/2021	32	32
CVS Pass-Through Trust
7.507%, 01/10/2032 (B)	1,092	1,342
Eli Lilly
2.350%, 05/15/2022	170	175
Gilead Sciences
2.500%, 09/01/2023	50	53
Humana
4.500%, 04/01/2025	10	11
3.150%, 12/01/2022	240	251
2.900%, 12/15/2022	290	303
Johnson & Johnson
0.950%, 09/01/2027	100	100

26	New Covenant Funds / Semi-Annual Report / December 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
0.550%, 09/01/2025	$50	$50
Merck
1.450%, 06/24/2030	50	51
0.750%, 02/24/2026	80	81
Pfizer
2.625%, 04/01/2030	100	112
1.700%, 05/28/2030	50	52
0.800%, 05/28/2025	110	112
SSM Health Care
3.688%, 06/01/2023	644	688
Thermo Fisher Scientific
4.133%, 03/25/2025	463	526
UnitedHealth Group
4.450%, 12/15/2048	10	14
4.250%, 06/15/2048	10	13
3.875%, 12/15/2028	30	36
3.750%, 07/15/2025	30	34
3.500%, 06/15/2023	20	21
2.875%, 12/15/2021	50	51
2.375%, 10/15/2022	10	10
2.000%, 05/15/2030	30	32
1.250%, 01/15/2026	20	21

		10,840

Industrials — 1.8%
3M
3.700%, 04/15/2050	150	186
2.375%, 08/26/2029	30	32
Aviation Capital Group
4.125%, 08/01/2025 (B)	160	168
Burlington Northern and Santa Fe Railway Pass-Through Trust, Ser 2002-2
5.140%, 01/15/2021	–	–
Burlington Northern Santa Fe
4.550%, 09/01/2044	10	14
Carrier Global
2.700%, 02/15/2031	10	11
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	590	597
Deere
3.750%, 04/15/2050	30	39
3.100%, 04/15/2030	10	11
Delta Air Lines Pass-Through Trust, Ser 2015- 1, Cl AA
3.625%, 07/30/2027	515	529
Delta Air Lines Pass-Through Trust, Ser 2019- 1, Cl AA
3.204%, 04/25/2024	621	638
Eaton
2.750%, 11/02/2022	450	470

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
FedEx
3.800%, 05/15/2025	$722	$815
General Electric
4.350%, 05/01/2050	40	49
4.250%, 05/01/2040	30	36
3.625%, 05/01/2030	30	34
3.450%, 05/01/2027	100	113
General Electric MTN
6.875%, 01/10/2039	30	44
Honeywell International
1.350%, 06/01/2025	50	52
International Lease Finance
5.875%, 08/15/2022	400	432
Republic Services
3.200%, 03/15/2025	180	197
Ryder System MTN
3.350%, 09/01/2025	836	929
Union Pacific
3.950%, 09/10/2028	20	24
3.750%, 07/15/2025	20	23
United Airlines Pass-Through Trust, Ser 2014- 1, Cl A
4.000%, 04/11/2026	656	664
United Parcel Service
3.900%, 04/01/2025	354	400
Waste Management
3.500%, 05/15/2024	120	131

		6,638

Information Technology — 1.6%
Adobe
2.300%, 02/01/2030	210	227
Apple
3.350%, 02/09/2027	210	240
2.900%, 09/12/2027	110	123
2.450%, 08/04/2026	70	76
1.125%, 05/11/2025	130	134
Broadcom
4.700%, 04/15/2025	180	206
4.110%, 09/15/2028	515	589
3.150%, 11/15/2025	140	153
2.250%, 11/15/2023	100	104
Intel
4.750%, 03/25/2050	20	28
4.600%, 03/25/2040	10	13
3.700%, 07/29/2025	30	34
Juniper Networks
1.200%, 12/10/2025	570	577
Mastercard
3.850%, 03/26/2050	10	13
3.375%, 04/01/2024	190	208

New Covenant Funds / Semi-Annual Report / December 31, 2020	27

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Micron Technology
2.497%, 04/24/2023	$70	$73
Microsoft
3.300%, 02/06/2027	90	103
2.400%, 02/06/2022	150	153
1.550%, 08/08/2021	110	111
NVIDIA
3.700%, 04/01/2060	90	116
3.500%, 04/01/2040	130	156
3.500%, 04/01/2050	290	352
2.850%, 04/01/2030	90	101
Oracle
2.500%, 10/15/2022	130	135
2.500%, 04/01/2025	738	793
PayPal Holdings
1.650%, 06/01/2025	60	63
1.350%, 06/01/2023	571	585
salesforce.com
3.700%, 04/11/2028	150	177
3.250%, 04/11/2023	70	75
Texas Instruments
1.750%, 05/04/2030	40	41
Visa
4.300%, 12/14/2045	10	14
3.150%, 12/14/2025	110	123
1.900%, 04/15/2027	60	64

		5,960

Real Estate — 0.2%
Digital Realty Trust
3.600%, 07/01/2029	815	934

Utilities — 1.3%
Aquarion
4.000%, 08/15/2024 (B)	227	248
Commonwealth Edison
3.700%, 08/15/2028	468	552
Duke Energy
3.550%, 09/15/2021	170	173
2.400%, 08/15/2022	150	155
Duke Energy Florida
3.200%, 01/15/2027	440	491
FirstEnergy
4.250%, 03/15/2023	380	401
2.850%, 07/15/2022	330	335
1.600%, 01/15/2026	30	29
Northern States Power
7.125%, 07/01/2025	1,190	1,518
Pacific Gas and Electric
2.100%, 08/01/2027	130	132
1.750%, 06/16/2022	100	100

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Public Service Enterprise Group
2.875%, 06/15/2024	$713	$768

		4,902

Total Corporate Obligations (Cost $83,572) ($ Thousands)		90,147

U.S. TREASURY OBLIGATIONS — 16.8%
U.S. Treasury Bills
0.110%, 04/29/2021 (C)	2,660	2,659
0.100%, 01/05/2021 (C)	370	370
0.090%, 05/04/2021 (C)	2,390	2,389
0.090%, 02/18/2021 (C)	2,020	2,020
0.084%, 05/18/2021 (C)	1,160	1,160
0.055%, 03/04/2021 (C)	3,678	3,678
U.S. Treasury Bonds
2.000%, 02/15/2050	850	923
1.625%, 11/15/2050	560	558
1.375%, 11/15/2040	920	910
1.375%, 08/15/2050	2,990	2,800
1.250%, 05/15/2050	3,970	3,602
1.125%, 08/15/2040	1,060	1,004
U.S. Treasury Inflation-Protected Securities
2.125%, 02/15/2040	301	466
2.125%, 02/15/2041	143	224
1.750%, 01/15/2028	87	107
1.375%, 02/15/2044	547	788
1.000%, 02/15/2046	396	539
1.000%, 02/15/2048	465	646
1.000%, 02/15/2049	486	685
0.750%, 02/15/2042	472	601
0.750%, 02/15/2045	188	242
0.125%, 10/15/2024	3,357	3,600
0.125%, 04/15/2025	181	195
0.125%, 01/15/2030	776	866
U.S. Treasury Notes
0.875%, 11/15/2030	370	369
0.625%, 11/30/2027	1,410	1,410
0.625%, 12/31/2027	1,390	1,388
0.625%, 08/15/2030	4,222	4,116
0.500%, 08/31/2027	1,290	1,282
0.500%, 10/31/2027	1,320	1,310
0.375%, 04/30/2025	20	20
0.375%, 11/30/2025	320	320
0.250%, 05/31/2025	8,800	8,783
0.250%, 06/30/2025	260	259
0.250%, 07/31/2025	10,938	10,906
0.250%, 08/31/2025	730	728
0.250%, 09/30/2025	10	10

28	New Covenant Funds / Semi-Annual Report / December 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.125%, 08/31/2022	$1,810	$1,810

Total U.S. Treasury Obligations
(Cost $63,080) ($ Thousands)		63,743

ASSET-BACKED SECURITIES — 8.2%

Automotive — 2.0%
Avis Budget Rental Car Funding AESOP, Ser 2017-2A, Cl A
2.970%, 03/20/2024 (B)	310	322
Avis Budget Rental Car Funding AESOP, Ser 2019-2A, Cl A
3.350%, 09/22/2025 (B)	320	342
Avis Budget Rental Car Funding AESOP, Ser 2020-2A, Cl A
2.020%, 02/20/2027 (B)	440	448
Capital One Prime Auto Receivables Trust, Ser 2019-2, Cl A4
1.960%, 02/18/2025	1,662	1,715
Ford Credit Auto Owner Trust, Ser 2020- REV2, Cl A
1.060%, 04/15/2033 (B)	1,144	1,155
Honda Auto Receivables Owner Trust, Ser 2019-2, Cl A3
2.520%, 06/21/2023	572	583
NextGear Floorplan Master Owner Trust, Ser 2019-1A, Cl A2
3.210%, 02/15/2024 (B)	1,182	1,219
NextGear Floorplan Master Owner Trust, Ser 2019-2A, Cl A2
2.070%, 10/15/2024 (B)	556	572
World Omni Auto Receivables Trust, Ser 2019-B, Cl A3
2.590%, 07/15/2024	1,299	1,321

		7,677

Home — 0.2%
Citifinancial Mortgage Securities, Ser 2004- 1, Cl AF4
5.070%, 04/25/2034	178	185
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl M5
3.627%, VAR ICE LIBOR USD 1 Month+3.000%, 07/25/2034 (B)	390	399
Master Asset-Backed Securities Trust, Ser 2007-NCW, Cl A1
1.927%, VAR ICE LIBOR USD 1 Month+0.300%, 05/25/2037 (B)	195	179

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
2.347%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2033 (B)	$76	$75

		838

Other Asset-Backed Securities — 6.0%
AEP Texas Restoration Funding, Ser 2019-1, Cl A2
2.294%, 08/01/2031	1,646	1,767
American Tower Trust, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (B)	620	632
Ameriquest Mortgage Securities Asset- Backed Pass-Through Certificates,
Ser 2005-R7, Cl M2
2.127%, VAR ICE LIBOR USD 1 Month+0.750%, 09/25/2035	210	209
AMSR Trust, Ser 2020-SFR4, Cl A
1.355%, 11/17/2037 (B)	463	467
Applebee’s Funding, Ser 2019-1A, Cl A2I
4.194%, 06/07/2049 (B)	299	295
CF Hippolyta, Ser 2020-1, Cl A1
1.690%, 07/15/2060 (B)	523	533
Citigroup Mortgage Loan Trust, Ser 2007- WFH3, Cl A3
1.877%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2037	157	156
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
1.799%, VAR ICE LIBOR USD 1 Month+0.140%, 07/15/2036	269	247
DB Master Finance, Ser 2017-1A, Cl A2I
3.629%, 11/20/2047 (B)	427	438
Domino’s Pizza Master Issuer, Ser 2017-1A, Cl A2I
1.465%, VAR ICE LIBOR USD 3 Month+1.250%, 07/25/2047 (B)	690	690
DRB Prime Student Loan Trust, Ser 2015-B, Cl A1
2.048%, VAR ICE LIBOR USD 1 Month+1.900%, 10/27/2031 (B)	67	67
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (B)	896	900
Invitation Homes Trust, Ser 2018-SFR1, Cl A
0.853%, VAR ICE LIBOR USD 1 Month+0.700%, 03/17/2037 (B)	890	883
MMAF Equipment Finance, Ser 2018-A, Cl A3
3.200%, 09/12/2022 (B)	873	882
Morgan Stanley ABS Capital I Trust, Ser 2004-NC7, Cl M1
2.482%, VAR ICE LIBOR USD 1 Month+0.855%, 07/25/2034	443	431

New Covenant Funds / Semi-Annual Report / December 31, 2020	29

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2016-6A, Cl A3
2.927%, VAR ICE LIBOR USD 1 Month+1.300%, 03/25/2066 (B)	$900	$918
Navient Student Loan Trust, Ser 2019-BA, Cl A2A 3.390%, 12/15/2059 (B)	180	189
Progress Residential Trust, Ser 2018-SFR3, Cl A
3.880%, 10/17/2035 (B)	639	652
Progress Residential Trust, Ser 2019-SFR2, Cl A
3.147%, 05/17/2036 (B)	300	310
RAAC Series Trust, Ser 2005-SP3, Cl M2
2.427%, VAR ICE LIBOR USD 1 Month+1.200%, 12/25/2035	308	307
Sabey Data Center Issuer, Ser 2020-1, Cl A2
3.812%, 04/20/2045 (B)	339	361
SBA Small Business Investment, Ser 2019- 10A, Cl 1
3.113%, 03/10/2029	176	187
SLC Student Loan Trust, Ser 2010-1, Cl A
1.082%, VAR ICE LIBOR USD 3 Month+0.875%, 11/25/2042	227	228
SLM Private Credit Student Loan Trust, Ser 2006-A, Cl A5
0.507%, VAR ICE LIBOR USD 3 Month+0.290%, 06/15/2039	240	230
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
1.417%, VAR ICE LIBOR USD 3 Month+1.200%, 12/15/2033 (B)	125	123
Stack Infrastructure Issuer, Ser 2019-1A, Cl A2
4.540%, 02/25/2044 (B)	465	498
Store Master Funding I-VII, Ser 2018-1A, Cl A1
3.960%, 10/20/2048 (B)	375	391
Store Master Funding I-VII, Ser 2019-1, Cl A1
2.820%, 11/20/2049 (B)	324	325
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	78	78
Tricon American Homes Trust, Ser 2019- SFR1, Cl A
2.750%, 03/17/2038 (B)	272	286
Tricon American Homes, Ser 2020-SFR1, Cl A
1.499%, 07/17/2038 (B)	531	537
United States Small Business Administration, Ser 2010-20H, Cl 1
3.520%, 08/01/2030	232	246
United States Small Business Administration, Ser 2011-20B, Cl 1
4.220%, 02/01/2031	234	257

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
United States Small Business Administration, Ser 2011-20J, Cl 1
2.760%, 10/01/2031	$143	$152
United States Small Business Administration, Ser 2013-20K, Cl 1
3.380%, 11/01/2033	639	691
United States Small Business Administration, Ser 2014-20F, Cl 1
2.990%, 06/01/2034	742	792
United States Small Business Administration, Ser 2015-20C, Cl 1
2.720%, 03/01/2035	751	804
United States Small Business Administration, Ser 2015-20E, Cl 1
2.770%, 05/01/2035	412	442
United States Small Business Administration, Ser 2015-20K, Cl 1
2.700%, 11/01/2035	431	461
United States Small Business Administration, Ser 2017-20J, Cl 1
2.850%, 10/01/2037	572	611
United States Small Business Administration, Ser 2018-20E, Cl 1
3.500%, 05/01/2038	1,142	1,265
United States Small Business Administration, Ser 2018-20J, Cl 1
3.770%, 10/01/2038	601	675
United States Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	58	62
Vantage Data Centers, Ser 2020-2A, Cl A2
1.992%, 09/15/2045 (B)	1,000	1,006
Verizon Owner Trust, Ser 2019-B, Cl A1A
2.330%, 12/20/2023	624	636
Wendy’s Funding, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (B)	328	348

		22,665

Total Asset-Backed Securities (Cost $30,274) ($ Thousands)		31,180

FOREIGN BONDS — 6.8%
Anglo American Capital
3.625%, 09/11/2024 (B)	200	218
ArcelorMittal
4.550%, 03/11/2026	100	113
3.600%, 07/16/2024	180	194
Banco Santander
3.125%, 02/23/2023	200	211
2.746%, 05/28/2025	200	213
1.344%, 04/12/2023	200	202

30	New Covenant Funds / Semi-Annual Report / December 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

FOREIGN BONDS (continued)
Bank of Montreal MTN
1.850%, 05/01/2025	$130	$136
Bank of Nova Scotia
1.625%, 05/01/2023	584	601
1.300%, 06/11/2025	70	72
Barclays Bank
10.179%, 06/12/2021 (B)	370	385
1.700%, 05/12/2022	200	204
BHP Billiton Finance USA
2.875%, 02/24/2022	10	10
BMW US Capital
1.850%, 09/15/2021 (B)	20	20
BNP Paribas
5.198%, 01/10/2030 (B)	200	248
4.705%, 01/10/2025 (B)	270	300
4.400%, 08/14/2028 (B)	200	237
BP Capital Markets PLC
3.561%, 11/01/2021	230	236
3.535%, 11/04/2024	20	22
3.062%, 03/17/2022	20	21
BPCE MTN
3.000%, 05/22/2022 (B)	640	662
CNOOC Finance
3.500%, 05/05/2025	330	355
Cooperatieve Rabobank UA
4.375%, 08/04/2025	500	571
3.950%, 11/09/2022	670	711
3.875%, 09/26/2023 (B)	595	649
Credit Suisse Group
4.194%, 04/01/2031 (B)	250	294
Credit Suisse NY
2.950%, 04/09/2025	250	274
Daiwa Securities Group
3.129%, 04/19/2022 (B)	50	52
Danske Bank
5.000%, 01/12/2022 (B)	200	209
3.001%, 09/20/2022 (B)	200	203
1.226%, 06/22/2024 (B)	200	202
Ecopetrol
5.375%, 06/26/2026	140	161
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (B)	200	223
Glencore Funding
4.125%, 05/30/2023 (B)	890	962
4.125%, 03/12/2024 (B)	60	66
HSBC Holdings PLC
4.583%, 06/19/2029	400	473
Intesa Sanpaolo
5.017%, 06/26/2024 (B)	200	219
3.375%, 01/12/2023 (B)	200	209
3.125%, 07/14/2022 (B)	200	207

Description	Face Amount (Thousands)	Market Value ($ Thousands)

FOREIGN BONDS (continued)
KazMunayGas National JSC
5.375%, 04/24/2030 (B)	$400	$493
Lloyds Banking Group
2.858%, 03/17/2023	434	446
1.326%, 06/15/2023	360	364
Macquarie Bank
2.300%, 01/22/2025 (B)	1,188	1,262
Macquarie Group MTN
4.150%, 03/27/2024 (B)	495	532
Mitsubishi UFJ Financial Group
3.407%, 03/07/2024	510	554
Natwest Group
4.519%, 06/25/2024	290	317
4.269%, 03/22/2025	200	221
Nutrien
1.900%, 05/13/2023	501	518
NXP BV
4.625%, 06/01/2023 (B)	479	524
2.700%, 05/01/2025 (B)	40	43
OCP
4.500%, 10/22/2025 (B)	400	435
ORIX
4.050%, 01/16/2024	365	400
Perusahaan Listrik Negara MTN
5.450%, 05/21/2028 (B)	370	443
Petrobras Global Finance BV
6.850%, 06/05/2115	150	187
Petroleos del Peru
4.750%, 06/19/2032 (B)	400	461
Petroleos Mexicanos
4.875%, 01/18/2024	190	200
Royal Bank of Canada MTN
1.600%, 04/17/2023	120	123
1.150%, 06/10/2025	70	72
Santander UK Group Holdings PLC
3.571%, 01/10/2023	200	206
Shell International Finance BV
3.250%, 05/11/2025	150	166
3.250%, 04/06/2050	110	125
2.875%, 05/10/2026	90	99
2.750%, 04/06/2030	40	44
2.375%, 04/06/2025	548	588
1.750%, 09/12/2021	690	697
Sinopec Group Overseas Development
4.375%, 04/10/2024 (B)	290	318
SMBC Aviation Capital Finance DAC
4.125%, 07/15/2023 (B)	200	214
Southern Copper
3.500%, 11/08/2022	130	137
Svenska Handelsbanken MTN
3.350%, 05/24/2021	250	253

New Covenant Funds / Semi-Annual Report / December 31, 2020	31

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

FOREIGN BONDS (continued)
Swedbank
1.300%, 06/02/2023 (B)	$200	$204
Tencent Holdings MTN
3.595%, 01/19/2028 (B)	250	276
Teva Pharmaceutical Finance BV
2.950%, 12/18/2022	30	30
Teva Pharmaceutical Finance Netherlands III BV
2.200%, 07/21/2021	227	226
Toronto-Dominion Bank MTN
1.150%, 06/12/2025	918	937
0.750%, 06/12/2023	130	131
TSMC Global
0.750%, 09/28/2025 (B)	200	199
UBS
1.750%, 04/21/2022 (B)	611	622
UBS Group Funding Jersey
4.125%, 04/15/2026 (B)	634	733
UBS Group Funding Switzerland
4.253%, 03/23/2028 (B)	250	293
3.491%, 05/23/2023 (B)	390	406
Vale Overseas
6.875%, 11/21/2036	148	217
6.250%, 08/10/2026	240	297
Vodafone Group PLC
3.750%, 01/16/2024	310	339

Total Foreign Bonds (Cost $23,853) ($ Thousands)		25,697

SOVEREIGN DEBT — 2.8%
Abu Dhabi Government International Bond
2.500%, 10/11/2022 (B)	490	507
Colombia Government International Bond
5.625%, 02/26/2044	280	363
5.200%, 05/15/2049	310	393
3.125%, 04/15/2031	220	233
Indonesia Government International Bond MTN
5.125%, 01/15/2045 (B)	200	258
3.850%, 07/18/2027 (B)	200	228
3.750%, 04/25/2022	370	385
Kuwait International Government Bond
3.500%, 03/20/2027 (B)	210	239
Mexico Government International Bond
4.000%, 10/02/2023	610	668
3.600%, 01/30/2025	380	423
Panama Government International Bond
6.700%, 01/26/2036	190	282
4.300%, 04/29/2053	300	380

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Peruvian Government International Bond
6.550%, 03/14/2037	$250	$379
5.625%, 11/18/2050	310	488
Poland Government International Bond
5.125%, 04/21/2021	440	447
4.000%, 01/22/2024	450	498
Province of Quebec Canada
2.625%, 02/13/2023	500	525
Province of Quebec Canada, Ser A MTN
6.350%, 01/30/2026	1,010	1,278
Qatar Government International Bond
3.250%, 06/02/2026	620	690
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030	114	132
5.875%, 09/16/2043	400	577
5.625%, 04/04/2042	400	556
Uruguay Government International Bond
4.375%, 01/23/2031	390	478

Total Sovereign Debt (Cost $9,102) ($ Thousands)		10,407

MUNICIPAL BONDS — 1.4%

California — 0.1%
San Jose, Financing Authority, RB
1.311%, 06/01/2026	540	540

Florida — 0.4%
Florida State, Board of Administration Finance, Ser A, RB
2.638%, 07/01/2021	420	424
1.258%, 07/01/2025	1,000	1,023

		1,447

Michigan — 0.2%
Michigan State, Finance Authority, RB
Callable 03/01/2024 @ 100
2.988%, 09/01/2049 (D)	755	805

Missouri — 0.2%
University of Missouri, System Facilities, RB Callable 10/01/2025 @ 100
1.714%, 11/01/2025	725	757

New Jersey — 0.0%
New Jersey State, Transportation Trust Fund Authority, RB
2.551%, 06/15/2023	125	130

32	New Covenant Funds / Semi-Annual Report / December 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

New York — 0.2%
New York State, Urban Development, RB
3.350%, 03/15/2026	$665	$750

Wisconsin — 0.3%
Wisconsin State, Ser A, RB, AGM
5.700%, 05/01/2026	795	935

Total Municipal Bonds (Cost $5,106) ($ Thousands)		5,364

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.6%

FHLB DN
0.097%, 01/29/2021 (C)	270	270

FHLMC
2.375%, 01/13/2022	1,090	1,115
Tennessee Valley Authority
3.875%, 02/15/2021	790	793

Total U.S. Government Agency Obligations (Cost $2,155) ($ Thousands)		2,178

	Shares

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	8,222,042	8,222

Total Cash Equivalent (Cost $8,222) ($ Thousands)		8,222

Total Investments in Securities — 105.7% (Cost $384,689) ($ Thousands)		$399,822

	Contracts

PURCHASED OPTION* — 0.0%

Total Purchased Option (E) (Cost $3) ($ Thousands)	5	$2

WRITTEN OPTIONS* — 0.0%

Total Written Options (E) (Premiums Received $23) ($ Thousands)	(31)	$(16)

New Covenant Funds / Semi-Annual Report / December 31, 2020	33

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

New Covenant Income Fund (Concluded)

A list of open options contracts held by the Fund at December 31, 2020 is as follows:

Description	Number of Contracts	Notional Amount (Thousands) ‡	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTION — 0.0%

Put Options
February 2021, U.S. 10-Year Future Option *	5	$3	$138.00	1/16/2021	$2

Total Purchased Option		$3			$2

WRITTEN OPTIONS — 0.0%

Put Options
February 2021, U.S. 10-Year Future Option *	(10)	$(3)	137.00	01/16/21	$(2)
February 2021, U.S. Bond Future Option*	(3)	(2)	170.00	01/16/21	(1)

		(5)			(3)

Call Options
February 2021, U.S. 10-Year Future *	(6)	$(2)	138.25	01/16/21	$(2)
February 2021, U.S. Bond Future Option*	(4)	(7)	176.00	01/16/21	(2)
February 2021, U.S. Bond Future Option*	(8)	(9)	174.00	01/16/21	(9)

		(18)			(13)

Total Written Options		$(23)			$(16)

‡	Represents Cost

A list of the open futures contracts held by the Fund at December 31, 2020 are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 2-Year Treasury Note	147	Apr-2021	$32,449	$32,484	$35
U.S. 5-Year Treasury Note	285	Apr-2021	35,868	35,957	89
U.S. 10-Year Treasury Note	(132)	Mar-2021	(18,204)	(18,226)	(22)
U.S. Long Treasury Bond	(202)	Mar-2021	(35,294)	(34,984)	310
U.S. Ultra Long Treasury Bond	22	Mar-2021	4,732	4,698	(34)
Ultra 10-Year U.S. Treasury Note	14	Mar-2021	2,196	2,189	(7)

			$21,747	$22,118	$371

For the period ended December 31, 2020, the total amount of all open future contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The futures contracts are considered to have interest rate risk associated with them.

Percentages are based on Net Assets of $378,304 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2020.
†	Investment in Affiliated Security (see Note 3).
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.
On December 31, 2020, the value of these securities amounted to $62,699 ($ Thousands), representing 16.6% of the Net Assets of the Fund.
(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(E)	Refer to table below for details on Options Contracts.

AGM— Assured Guaranty Municipal

Cl — Class

CMO — Collateralized Mortgage Obligation

DAC — Designated Activity Company

DN — Discount Note

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE— Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

PLC — Public Limited Company

34	New Covenant Funds / Semi-Annual Report / December 31, 2020

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

USD — United States Dollar

VAR — Variable Rate

The following is a list of the levels of inputs used as of December 31, 2020 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	162,884	–	162,884
Corporate Obligations	–	90,147	–	90,147
U.S. Treasury Obligations	–	63,743	–	63,743
Asset-Backed Securities	–	31,180	–	31,180
Foreign Bonds	–	25,697	–	25,697
Sovereign Debt	–	10,407	–	10,407
Municipal Bonds	–	5,364	–	5,364
U.S. Government Agency Obligations	–	2,178	–	2,178
Cash Equivalent	8,222	–	–	8,222

Total Investments in Securities	8,222	391,600	–	399,822

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	2	–	–	2
Written Options	(16)	–	–	(16)
Futures Contracts*
Unrealized Appreciation	434	–	–	434
Unrealized Depreciation	(63)	–	–	(63)

Total Other Financial Instruments	357	–	–	357

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2020 ($ Thousands):

Security Description	Value 6/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2020	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$9,707	$99,317	$(100,802)	$—	$—	$8,222	8,222,042	$1	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2020	35

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

New Covenant Balanced Growth Fund

Sector Weightings†:

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.2%

Equity Fund — 60.4%
New Covenant Growth Fund †	3,896,007	$201,930

Total Equity Fund (Cost $105,239) ($ Thousands)		201,930

Fixed Income Fund — 38.8%
New Covenant Income Fund †	5,351,442	129,880

Total Fixed Income Fund (Cost $123,719) ($ Thousands)		129,880

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	2,398,315	$2,398

Total Cash Equivalent (Cost $2,398) ($ Thousands)		2,398

Total Investments in Securities — 99.9% (Cost $231,356) ($ Thousands)		$334,208

Percentages are based on a Net Assets of $334,538 ($ Thousands).

†	Investment in Affiliated Security (see Note 3).
**	The rate reported is the 7-day effective yield as of December 31, 2020.

Cl — Class

As of December 31, 2020, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2020 ($ Thousands):

Security Description	Value 6/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2020	Shares	Income	Capital Gains
New Covenant Growth Fund	$178,467	$12,597	$(23,115)	$5,926	$28,055	$201,930	3,896,007	$1,417	$6,192
New Covenant Income Fund	113,632	23,553	(6,954)	(18)	(333)	129,880	5,351,442	1,103	1,469
SEI Daily Income Trust, Government Fund, Cl F	3,298	8,622	(9,522)	—	—	2,398	2,398,315	—	—

Totals	$295,397	$44,772	$(39,591)	$5,908	$27,722	$334,208		$2,520	$7,661

The accompanying notes are an integral part of the financial statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

36	New Covenant Funds / Semi-Annual Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

New Covenant Balanced Income Fund

Sector Weightings†:

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.5%

Fixed Income Fund — 64.1%
New Covenant Income Fund †	2,248,316	$54,567

Total Fixed Income Fund (Cost $52,010) ($ Thousands)		54,567

Equity Fund — 35.4%
New Covenant Growth Fund †	582,227	30,177

Total Equity Fund (Cost $13,294) ($ Thousands)		30,177

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	431,301	$431

Total Cash Equivalent (Cost $431) ($ Thousands)		431

Total Investments in Securities — 100.0% (Cost $65,735) ($ Thousands)		$85,175

Percentages are based on Net Assets of $85,170 ($ Thousands).
†	Investment in Affiliated Security (see Note 3).
**	Rate shown is the 7-day effective yield as of December 31, 2020.

Cl — Class

As of December 31, 2020, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2020 ($ Thousands):

Security Description	Value 6/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2020	Shares	Income	Capital Gains
New Covenant Income Fund	$50,030	$7,307	$(2,635)	$(6)	$(129)	$54,567	2,248,316	$474	$621
New Covenant Growth Fund	27,937	2,287	(5,301)	1,811	3,443	30,177	582,227	215	944
SEI Daily Income Trust, Government Fund, Cl F	754	5,794	(6,117)	—	—	431	431,301	—	—

Totals	$78,721	$15,388	$(14,053)	$1,805	$3,314	$85,175		$689	$1,565

The accompanying notes are an integral part of the financial statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

New Covenant Funds / Semi-Annual Report / December 31, 2020	37

STATEMENTS OF ASSETS AND LIABILITIES ($ THOUSANDS) (Unaudited)

December 31, 2020

	Growth Fund		Income Fund		Balanced Growth Fund		Balanced Income Fund
Assets:
Investments, at value†	$517,992		$391,600		$—		$—
Affiliated investments, at value††	3,311		8,222		334,208		85,175
Options purchased, at value †††	—		2		—		—
Cash and cash equivalents	1,763		16		—		—
Dividends and interest receivable	392		1,680		185		79
Cash pledged as collateral for futures contracts	212		822		—		—
Foreign tax reclaim receivable	87		28		—		—
Receivable for fund shares sold	22		80		305		17
Receivable for variation margin on futures contracts	21		36		—		—
Receivable for investment securities sold	—		8,263		—		—
Prepaid expenses	22		16		14		4
Total Assets	523,822		410,765		334,712		85,275
Liabilities:
Options written, at value †††	—		16		—		—
Investment advisory fees payable	105		91		—		—
Administration fees payable	81		61		23		7
Social witness and licensing fees payable	66		46		—		—
Shareholder servicing fees payable	44		32		—		—
Payable for fund shares redeemed	38		229		86		79
Trustees’ fees payable	2		2		1		—
CCO fees payable	1		—		—		—
Payable for investment securities purchased	—		31,327		—		—
Income distribution payable	—		481		—		—
Payable for variation margin on futures contracts	—		84		—		—
Accrued expense payable	105		92		64		19
Total Liabilities	442		32,461		174		105
Net Assets	$523,380		$378,304		$334,538		$85,170
† Cost of investments	$300,039		$376,467		$—		$—
†† Cost of affiliated investments	3,311		8,222		231,356		65,735
††† Cost (premiums received)	—		(20)		—		—
Net Assets:
Paid-in Capital — (unlimited authorization — par value $0.001)	$301,231		$363,879		$235,290		$66,718
Total distributable earnings	222,149		14,425		99,248		18,452
Net Assets	$523,380		$378,304		$334,538		$85,170
Net Asset Value, Offering and Redemption Price Per Share	$51.83		$24.27		$113.50		$22.88
	(523,379,714 ÷		(378,303,934 ÷		(334,538,345 ÷		(85,170,141 ÷
	10,098,782 shares	)	15,586,205 shares	)	2,947,516 shares	)	3,722,924 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

38	New Covenant Funds / Semi-Annual Report / December 31, 2020

STATEMENTS OF OPERATIONS ($ THOUSANDS) (Unaudited)

For the period ended December 31, 2020

	Growth Fund	Income Fund	Balanced Growth Fund	Balanced Income Fund
Investment Income:
Dividend income	$3,912	$—	$—	$—
Dividend income from affiliated registered investment company	—	1	2,520	689
Interest income	1	3,896	—	—
Total Investment Income	3,913	3,897	2,520	689
Expenses:
Investment advisory fees	1,155	763	—	—
Administration fees	492	363	237	62
Social witness and licensing fees	369	273	—	—
Shareholder servicing fees	246	182	—	—
Trustee fees	5	3	3	1
Chief compliance officer fees	1	1	1	—
Transfer agent fees	40	30	26	7
Professional fees	34	25	22	6
Registration fees	23	17	15	3
Printing fees	21	16	14	4
Custodian fees	5	10	7	2
Other expenses	16	58	2	1
Total Expenses	2,407	1,741	327	86
Less:
Waiver of investment advisory fees	(586)	(261)	—	—
Waiver of administration fees	(47)	(23)	(118)	(22)
Net Expenses	1,774	1,457	209	64
Net Investment Income	2,139	2,440	2,311	625
Net Realized and Change in Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	9,993	1,893	—	—
Affiliated investments	—	—	5,908	1,805
Written and purchased options	—	109	—	—
Capital gain distributions received from affiliated investment	—	—	7,661	1,565
Futures contracts	1,882	390	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	92,414	1,258	—	—
Affiliated investments	—	—	27,722	3,314
Written and purchased options	—	6	—	—
Futures contracts	(29)	534	—	—
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	4	—	—	—
Net Increase in Net Assets Resulting from Operations	$106,403	$6,630	$43,602	$7,309

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2020	39

STATEMENTS OF CHANGES IN NET ASSETS ($ THOUSANDS)

For the period ended December 31, 2020 (Unaudited) and the year ended June 30, 2020

	Growth Fund		Income Fund
	07/01/20 to 12/31/20	07/01/19 to 06/30/20	07/01/20 to 12/31/20	07/01/19 to 06/30/20
Operations:
Net investment income	$2,139	$5,277	$2,440	$6,674
Net realized gain from investments, affiliated investments, written and purchased options and futures contracts	11,875	13,067	2,392	5,392
Net change in unrealized appreciation on investments, affiliated investments, written and purchased options and futures contracts	92,385	17,773	1,798	6,775
Net change in unrealized appreciation on foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	4	—	—	—
Net increase in net assets resulting from operations	106,403	36,117	6,630	18,841
Distributions:
Total distributions	(19,770)	(25,032)	(7,564)	(7,695)
Capital Share Transactions:
Proceeds from shares issued	10,827	57,107	55,296	54,297
Reinvestment of dividends & distributions	16,120	19,985	4,414	775
Cost of shares redeemed	(51,693)	(75,642)	(16,685)	(60,503)
Increase (decrease) in net assets derived from capital share transactions	(24,746)	1,450	43,025	(5,431)
Net increase in net assets	61,887	12,535	42,091	5,715
Net Assets:
Beginning of Period	461,493	448,958	336,213	330,498
End of Period	$523,380	$461,493	$378,304	$336,213
Share Transactions:
Shares issued	229	1,471	2,262	2,282
Shares issued in lieu of dividends and distributions	318	453	182	33
Shares redeemed	(1,072)	(1,776)	(683)	(2,551)
Increase (decrease) in net assets derived from share transactions	(525)	148	1,761	(236)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

40	New Covenant Funds / Semi-Annual Report / December 31, 2020

	Balanced Growth Fund		Balanced Income Fund
	07/01/20 to 12/31/20	07/01/19 to 06/30/20	07/01/20 to 12/31/20	07/01/19 to 06/30/20
Operations:
Net investment income	$2,311	$4,315	$625	$1,351
Net realized gain from investments, affiliated investments and futures contracts	5,908	4,763	1,805	466
Capital gain distributions received from affiliated investments	7,661	7,788	1,565	1,204
Net change in unrealized appreciation on investments, affiliated investments and futures contracts	27,722	4,485	3,314	2,374
Net increase in net assets resulting from operations	43,602	21,351	7,309	5,395
Distributions:
Total distributions	(19,430)	(17,049)	(4,215)	(3,179)
Capital Share Transactions:
Proceeds from shares issued	8,936	12,711	4,198	5,066
Reinvestment of dividends & distributions	17,834	15,444	3,457	2,578
Cost of shares redeemed	(11,885)	(30,798)	(4,369)	(9,518)
Increase (decrease) in net assets derived from capital share transactions	14,885	(2,643)	3,286	(1,874)
Net increase in net assets	39,057	1,659	6,380	342
Net Assets:
Beginning of Period	295,481	293,822	78,790	78,448
End of Period	$334,538	$295,481	$85,170	$78,790
Share Transactions:
Shares issued	80	122	184	237
Shares issued in lieu of dividends and distributions	159	150	151	120
Shares redeemed	(106)	(297)	(191)	(442)
Increase (decrease) in net assets derived from share transactions	133	(25)	144	(85)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2020	41

FINANCIAL HIGHLIGHTS

For the period ended December 31, 2020 (Unaudited) and years ended June 30,

For a Share Outstanding Throughout the Period

	Growth Fund
	2020@	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$43.44	$42.86	$43.17	$40.15	$34.23	$38.28
Investment Activities:
Net investment income(1)	0.21	0.51	0.50	0.46	0.27	0.27
Net realized and unrealized gains (losses) on securities and foreign currency transactions(1)	10.18	2.56	2.28	5.34	5.91	(1.67)
Total from investment activities	10.39	3.07	2.78	5.80	6.18	(1.40)
Dividends and Distributions from:
Net investment income	(0.36)	(0.50)	(0.50)	(0.39)	(0.26)	(0.21)
Net realized gains	(1.64)	(1.99)	(2.59)	(2.39)	–	(2.44)
Total dividends and distributions	(2.00)	(2.49)	(3.09)	(2.78)	(0.26)	(2.65)
Net Asset Value, End of Period	$51.83	$43.44	$42.86	$43.17	$40.15	$34.23
Total Return†	24.08%	7.18%	7.21%	14.74%	18.12%	(3.68)%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$523,380	$461,493	$448,958	$428,674	$412,229	$394,943
Ratio of net expenses to average net assets	0.72%	0.72%	0.85%	0.87%	0.95%	1.02%
Ratio of expenses to average net assets, excluding waivers	0.98%	0.99%	1.12%	1.12%	1.13%	1.14%
Ratio of net investment income to average net assets	0.87%	1.19%	1.19%	1.08%	0.73%	0.76%
Portfolio turnover rate	2%	19%	47%	24%	50%	103%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
@	For the six month period ended December 31, 2020. All ratios for the period have been annualized.

Amounts designated as ‘‘—‘‘ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

42	New Covenant Funds / Semi-Annual Report / December 31, 2020

FINANCIAL HIGHLIGHTS

For the period ended December 31, 2020 (Unaudited) and years ended June 30,

For a Share Outstanding Throughout the Period

	Income Fund
	2020@	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$24.32	$23.50	$22.62	$23.21	$23.58	$23.09
Investment Activities:
Net investment income(1)	0.16	0.48	0.52	0.45	0.37	0.40
Net realized and unrealized gains (losses) on securities (1)	0.29	0.89	0.92	(0.57)	(0.31)	0.51
Total from investment activities	0.45	1.37	1.44	(0.12)	0.06	0.91
Dividends and Distributions from:
Net investment income	(0.22)	(0.55)	(0.56)	(0.47)	(0.43)	(0.42)
Net realized gains	(0.28)	–	–	–	–	–
Total dividends and distributions	(0.50)	(0.55)	(0.56)	(0.47)	(0.43)	(0.42)
Net Asset Value, End of Period	$24.27	$24.32	$23.50	$22.62	$23.21	$23.58
Total Return†	1.86%	5.91%	6.46%	(0.54)%	0.27%	4.00%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$378,304	$336,213	$330,498	$318,955	$305,157	$297,165
Ratio of net expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets, excluding waivers	0.96%	0.96%	0.95%	0.95%	0.95%	0.98%
Ratio of net investment income to average net assets	1.34%	2.01%	2.29%	1.95%	1.58%	1.71%
Portfolio turnover rate	52%	144%	188%	210%	140%	202%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
@	For the six month period ended December 31, 2020. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2020	43

FINANCIAL HIGHLIGHTS

For the period ended December 31, 2020 (Unaudited) and years ended June 30,

For a Share Outstanding Throughout the Period

	Balanced Growth Fund
	2020@	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$104.95	$103.45	$102.94	$96.48	$90.32	$101.71
Investment Activities:
Net investment income(1)	0.82	1.53	1.58	1.23	0.94	0.88
Net realized and unrealized gains (losses) on securities (1)	14.62	6.09	5.21	6.86	8.44	(1.63)
Total from investment activities	15.44	7.62	6.79	8.09	9.38	(0.75)
Dividends and Distributions from:
Net investment income	(1.57)	(1.95)	(1.83)	(0.90)	(0.94)	(1.72)
Net realized gains	(5.32)	(4.17)	(4.45)	(0.73)	(2.28)	(8.92)
Total dividends and distributions	(6.89)	(6.12)	(6.28)	(1.63)	(3.22)	(10.64)
Net Asset Value, End of Period	$113.50	$104.95	$103.45	$102.94	$96.48	$90.32
Total Return†	14.87%	7.57%	7.12%	8.45%	10.59%	(0.50)%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$334,538	$295,481	$293,822	$290,444	$285,970	$284,430
Ratio of net expenses to average net assets	0.13%	0.13%	0.13%	0.13%	0.14%	0.14%
Ratio of expenses to average net assets, excluding waivers	0.21%	0.21%	0.21%	0.21%	0.23%	0.27%
Ratio of net investment income to average net assets	1.46%	1.49%	1.56%	1.22%	1.01%	0.94%
Portfolio turnover rate	10%	22%	16%	11%	4%	14%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
@	For the six month period ended December 31, 2020. All ratios for the period have been annualized.

Amounts designated as ‘‘—‘‘ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

44	New Covenant Funds / Semi-Annual Report / December 31, 2020

FINANCIAL HIGHLIGHTS

For the period ended December 31, 2020 (Unaudited) and years ended June 30,

For a Share Outstanding Throughout the Period

	Balanced Income Fund
	2020@	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$22.01	$21.41	$21.23	$20.74	$20.06	$21.20
Investment Activities:
Net investment income(1)	0.17	0.38	0.39	0.31	0.25	0.24
Net realized and unrealized gains (losses) on securities (1)	1.86	1.11	0.96	0.63	0.95	0.02
Total from investment activities	2.03	1.49	1.35	0.94	1.20	0.26
Dividends and Distributions from:
Net investment income	(0.43)	(0.40)	(0.42)	(0.29)	(0.25)	(0.31)
Net realized gains	(0.73)	(0.49)	(0.75)	(0.16)	(0.27)	(1.09)
Total dividends and distributions	(1.16)	(0.89)	(1.17)	(0.45)	(0.52)	(1.40)
Net Asset Value, End of Period	$22.88	$22.01	$21.41	$21.23	$20.74	$20.06
Total Return†	9.30%	7.14%	6.76%	4.57%	6.11%	1.41%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$85,170	$78,790	$78,448	$77,329	$79,100	$77,945
Ratio of net expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.19%	0.20%
Ratio of expenses to average net assets, excluding waivers	0.21%	0.21%	0.20%	0.21%	0.23%	0.27%
Ratio of net investment income to average net assets	1.51%	1.76%	1.86%	1.48%	1.25%	1.19%
Portfolio turnover rate	10%	19%	11%	10%	5%	17%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
@	For the six month period ended December 31, 2020. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2020	45

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2020

1. ORGANIZATION

New Covenant Funds (the “Trust”), an open-end, diversified management investment company, was organized as a Delaware business trust on September 30, 1998. It currently consists of four investment funds: New Covenant Growth Fund (“Growth Fund”), New Covenant Income Fund (“Income Fund”), New Covenant Balanced Growth Fund (“Balanced Growth Fund”), and New Covenant Balanced Income Fund (“Balanced Income Fund”), (individually, a “Fund,” and collectively, the “Funds”). The Funds commenced operations on July 1, 1999. The Trust’s authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. Effective February 20, 2012, the Funds’ investment adviser is SEI Investments Management Corporation (the “Adviser”). Prior to February 20, 2012, the Funds’ investment adviser was One Compass Advisors, a wholly owned subsidiary of the Presbyterian Church (U.S.A.) Foundation.

The objectives of the Funds are as follows:

Growth Fund	Long-term capital appreciation. A modest amount of dividend income may be produced by the Fund’s equity securities.

Income Fund	High level of current income with preservation of capital.

Balanced Growth Fund	Capital appreciation with less risk than would be present in a portfolio of only common stocks.

Balanced Income Fund	Current income and long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations acquired with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Trust’s Board of Trustees. The Trust’s fair value procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

46	New Covenant Funds / Semi-Annual Report / December 31, 2020

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, the adviser or sub-adviser may request that a Committee Meeting be called. In addition, the Trust’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Committee Meeting should be called based on the information provided.

The Growth Fund holds international securities that also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by this Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Growth Fund will value the non-U.S. securities that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options not traded on a national securities exchange are valued at the last quoted bid price.

Futures cleared through a central clearing house (“centrally cleared futures”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures is provided by an independent source. On days when there is excessive volume, market volatility or the future does not end trading by the time a Fund calculates its NAV, the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures position.

The assets of the Balanced Growth Fund and the Balanced Income Fund (the “Balanced Funds”) consist primarily of investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with the established NAV of each fund.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

New Covenant Funds / Semi-Annual Report / December 31, 2020	47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2020

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the period ended December 31, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended December 31, 2020, there have been no significant changes to the Trust’s fair valuation methodologies. For details of the investment classifications reference the Schedules of Investments.

Securities Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Repurchase Agreements — To the extent consistent with its investment objective and strategies, a Fund may enter into repurchase agreements which are secured by obligations of the U.S. Government with a bank, broker-dealer or other financial institution. Each repurchase agreement is at least 102% collateralized and marked-to-market. However, in the event of default or bankruptcy by the counterparty to the repurchase agreement, realization of the collateral may by subject to certain costs, losses or delays.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

48	New Covenant Funds / Semi-Annual Report / December 31, 2020

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of December 31, 2020, if applicable.

Options Writing/Purchasing — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option contracts to enhance its returns. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is a Fund may pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Forward Treasury Commitments — To the extent consistent with its investment objective and strategies, the Growth Fund and Income Fund may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis. Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to changes in interest rates and the market value at the time of settlement could be higher or lower than the purchase price. A Fund may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance. These transactions may increase the overall investment exposure for a Fund (and so may also create investment leverage) and involve a risk of loss if the value of the securities declines prior to the settlement date.

Master Limited Partnerships — To the extent consistent with its investment objective and strategies, a Fund may invest in entities commonly referred to as “MLPs” that are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, for- wards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. Federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Delayed Delivery Transactions — To the extent consistent with its investment objective and strategies, the Growth Fund and Income Fund may purchase or sell securities on a when-issued or delayed delivery basis. These

New Covenant Funds / Semi-Annual Report / December 31, 2020	49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2020

transactions involve a commitment by those Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Funds will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, that Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Those Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When those Funds have sold a security on a delayed delivery basis, that Fund does not participate in future gains and losses with respect to the security.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Growth Fund, Balanced Growth Fund and Balanced Income Fund; declared and paid monthly for the Income Fund. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration Agreement — The Trust entered into an Administration Agreement with SEI Investments Global Funds Services (the “Administrator”). Under the Administration Agreement, the Administrator provides administrative and accounting services to the Funds. The Administrator has voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Balanced Growth Fund and the Balanced Income Fund, exclusive of acquired fund fees and expenses, will not exceed certain voluntary expense limitations adopted by the Adviser. Accordingly, effective April 1, 2017, the voluntary expense limitations are 0.13% and 0.15% for the Balanced Growth Fund and the Balanced Income Fund, respectively. These voluntary waivers may be terminated by the adviser at any time. The following is a summary of annual fees payable to the Administrator:

	First $2.5 Billion	Next $500 Million	Over $3 Billion
Growth Fund	0.2000%	0.1650%	0.1200%

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Income Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%
Balanced Growth Fund	0.1500%	0.1375%	0.1250%	0.1125%	0.1000%
Balanced Income Fund	0.1500%	0.1375%	0.1250%	0.1125%	0.1000%

Transfer Agent Servicing Agreement — In 2008, the Trust entered into a transfer agent servicing agreement (“Agreement”) with U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect, wholly-owned subsidiary of U.S. Bancorp. Under the terms of the Agreement, USBFS is entitled to account based fees and annual fund level fees, as well as reimbursement of out-of-pocket expenses incurred in providing transfer agency services.

Investment Advisory Agreement — The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement (“Agreement”) with SEI Investments Management Corporation (the “Adviser”). Under the Agreement, the Adviser is responsible for the investment management of the Funds and receives an annual advisory fee of 0.47% for the Growth Fund and 0.42% for the Income Fund. The Adviser does not receive an advisory fee for the Balanced Growth Fund and Balanced Income Fund. The Adviser has voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Growth and Income Funds, exclusive of acquired fund fees and expenses, will not exceed certain voluntary expense limitations adopted by the Adviser. Accordingly, effective April 1, 2017, the voluntary expense limitation is 0.80% for the Income Fund. The voluntary expense limitation for the Growth Fund was 0.87% until May 13, 2019 when the voluntary expense limitation was changed to 0.72%.

The Adviser has entered into sub-advisory agreements to assist in the selection and management of investment securities in the Growth Fund and the Income Fund. It is the responsibility of the sub-advisers, under the direction of the Adviser, to make day-to-day investment decisions for these Funds. The Adviser, not the Funds, pays each sub-adviser a quarterly fee, in arrears, for their services. The Adviser pays sub-advisory fees directly from its own

50	New Covenant Funds / Semi-Annual Report / December 31, 2020

advisory fee. The sub-advisory fees are based on the assets of the Fund allocated to the sub-adviser for which the sub- adviser is responsible for making investment decisions.

The following is the sub-adviser for the Growth Fund: Parametric Portfolio Associates LLC.

The following are the sub-advisers for the Income Fund: Income Research & Management, Western Asset Management Company and Western Asset Management Company Limited.

Shareholder Service Plan and Agreement—The Trust entered into a Shareholder Service Plan and Agreement (the “Agreement”) with the Distributor. Per the Agreement, a Fund is authorized to make payments to certain entities which may include investment advisors, banks, trust companies and other types of organizations (“Authorized Service Providers”) for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Providers for its clients or other parties with whom they have a servicing relationship. Under the terms of the Agreement, the Growth Fund and the Income Funds are authorized to pay an Authorized Service Provider a shareholder servicing fee at an annual rate of up to 0.10% of the average daily net asset value of the Growth Fund and Income Fund, respectively, which fee will be computed daily and paid monthly, for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship.

Distribution Agreement — The Trust issues shares of the Funds pursuant to a Distribution Agreement with SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments Company (“SEI”). The Funds do not compensate the Distributor in its capacity as principal distributor.

Social Witness Services and License Agreement — The Trust retained New Covenant Trust Company (“NCTC”) to ensure that each Fund continues to invest consistent with social witness principles adopted by the General Assembly of the Presbyterian Church (U.S.A.). No less than annually, NCTC will provide the Trust with an updated list of issuers in which the Funds will be prohibited from investing.

NCTC will distribute to the Trust proxy voting guidelines and shareholder advocacy services for the Funds that NCTC deems to be consistent with social witness principles adopted by the General Assembly of the Presbyterian Church (U.S.A.). The Trust also engages NCTC to vote Fund proxies consistent with such proxy voting guidelines. NCTC shall monitor and review and, as necessary, amend the Proxy Voting Guidelines periodically to ensure that they remain consistent with the social witness principles.

NCTC also grants to the Trust a non-exclusive right and license to use and refer to the trade name, trademark and/ or service mark rights to the name “New Covenant Funds” and the phrase “Funds with a Mission”, in the name of the Trust and each Fund, and in connection with the offering, marketing, promotion, management and operation of the Trust and the Funds.

In consideration of the services provided by NCTC, the Growth Fund and the Income Fund will each pay to NCTC a fee at an annual rate of 0.15% of the average daily net asset value of the shares of such Fund, which fee will be computed daily and paid monthly.

Payment to Affiliates — Certain officers and/or interested trustees of the Trust are also officers of the Distributor, the Adviser, the Administrator or NCTC. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly and interim board meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser, the Administrator or NCTC.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

Investment in Affiliated Security — The Funds may invest excess cash in the SEI Daily Income Trust (SDIT) Government Fund, an affiliated money market fund. The Balanced Funds invest in the Growth Fund and Income Fund.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the ‘‘Program’’) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the ‘‘SEI Funds’’). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable

New Covenant Funds / Semi-Annual Report / December 31, 2020	51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2020

to the lending fund than an investment in overnight repurchase agreements (‘‘Repo Rate’’), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (‘‘Bank Loan Rate’’). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. During the period ended December 31, 2020, the Trust did not participate in interfund lending.

4. DERIVATIVE TRANSACTIONS

The International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to Over The Counter (“OTC”) transactions, the Funds have entered into master netting arrangements, established within the Funds’ ISDA master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA Master Agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities and therefore disclose these derivative assets and derivative liabilities on a gross basis. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

Cash with a total market value of $212 and 822 ($ Thousands) for the Growth Fund and Income Fund, respectively, has been pledged as collateral for exchange-traded derivative instruments as of December 31, 2020.

For the period ended December 31, 2020, the Funds held only interest rate risk derivatives. Additional information can be found on the Schedules of Investments, Statements of Assets and Liabilities, and Statements of Operations.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities, excluding U.S. government and other short-term investments, for the period ended December 31, 2020, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Growth Fund
Purchases	$—	$7,242	$7,242
Sales	—	43,607	43,607
Income Fund
Purchases	212,367	21,876	234,243
Sales	159,250	24,498	183,748
Balanced Growth Fund
Purchases	—	36,150	36,150
Sales	—	30,069	30,069

52	New Covenant Funds / Semi-Annual Report / December 31, 2020

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Balanced Income Fund
Purchases	—	9,594	9,594
Sales	—	7,936	7,936

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for federal income tax is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or distributable earnings (loss), as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last two years ended June 30 were as follows:

		Ordinary Income ($ Thousands)	Long Term Capital Gains ($ Thousands)	Total Taxable Deductions ($ Thousands)	Total Distributions Paid ($ Thousands)
Growth Fund	2020	$5,915	$19,117	$25,032	$25,032
	2019	5,700	25,395	31,095	31,095
Income Fund	2020	7,695	—	7,695	7,695
	2019	7,780	—	7,780	7,780
Balanced Growth Fund	2020	7,282	9,767	17,049	17,049
	2019	5,632	12,003	17,635	17,635
Balanced Income Fund	2020	1,809	1,370	3,179	3,179
	2019	1,606	2,554	4,160	4,160

As of June 30, 2020, the components of distributable earnings (accumulated losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Growth Fund	$2,663	$8,820	$—	$—	$124,030	$3	$135,516
Income Fund	3,377	—	—	—	13,840	(1,858)	15,359
Balanced Growth Fund	617	11,699	—	—	62,761	(1)	75,076
Balanced Income Fund	394	1,178	—	—	13,784	2	15,358

During the year ended June 30, 2020, the Income Fund utilized capital loss carryforwards to offset capital gains of $1,950 ($ Thousands).

For Federal income tax purposes, the cost of securities owned at June 30, 2020, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to wash sales, MLP basis adjustments and basis adjustments from investments in registered investment companies which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2020

The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at December 31, 2020 was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Growth Fund	$303,350	$236,451	$(18,498)	$217,953
Income Fund	384,689	16,501	(1,368)	15,133
Balanced Growth Fund	231,356	102,852	—	102,852
Balanced Income Fund	65,735	19,440	—	19,440

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of June 30, 2020, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. CONCENTRATIONS/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

Asset Allocation Risk — The risk that SIMC’s decisions regarding the allocation of Fund assets to the Growth Fund and Income Fund will not anticipate market trends successfully.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return. These risks may be increased in foreign and emerging markets.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Duration Risk — The longer-term securities in which the Fund may invest are more volatile. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Economic Risks of Global Health Events — Global health events and pandemics, such as COVID-19, have the ability to affect—quickly, drastically and substantially the economies of many nations, states, individual companies and the markets in general and can cause disruptions that cannot necessarily be foreseen. The spread of COVID-19 around the world in 2020 resulted in a substantial number of nations implementing social distancing measures, quarantines, and the shutdown of non-essential businesses and governmental services. Further, it has caused significant volatility in U.S. and international markets. The impact of the outbreak may be short term or may last for an extended period of time.

Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

54	New Covenant Funds / Semi-Annual Report / December 31, 2020

Markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Foreign Sovereign Debt Securities Risk — The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style Risk — The risk that the equity securities in which the Fund invests may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments

New Covenant Funds / Semi-Annual Report / December 31, 2020	55

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

December 31, 2020

of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Repurchase Agreement Risk — Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Fund’s recovery of collateral.

Small Capitalization Risk — Smaller capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. Small capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Social-Witness Principles/Socially Responsible Investing Risk — The Fund considers various social- witness principles and other socially responsible investing principles in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with its established social-witness principles and other socially responsible investing principles. This means that the Fund may underperform other similar mutual funds that do not consider social-witness principles and other socially responsible investing principles in their investing.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

The Balanced Growth Fund and Balanced Income Fund invest their assets primarily in the Growth Fund and the Income Fund. By investing primarily in shares of these Funds, shareholders of the Balanced Funds indirectly pay a portion of the operating expenses, management fees and brokerage costs of the underlying Funds as well as their own operating expenses. Thus, shareholders of the Balanced Funds may indirectly pay slightly higher total operating expenses and other costs than they would pay by directly owning shares of the Growth Fund and Income Fund. A change in the asset allocation of either Balanced Fund could increase or reduce the fees and expenses actually borne by investors in that Fund. The Balanced Funds are also subject to rebalancing risk. Rebalancing activities, while undertaken to maintain a Fund’s investment risk-to- reward ratio, may cause the Fund to under-perform other funds with similar investment objectives. For the Balanced Growth Fund, it is possible after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed income investments. For the Balanced Income Fund, it is possible that after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments. The performance of the Balanced Growth Fund and the Balanced Income Fund depends on the performance of the underlying Funds in which they invest.

56	New Covenant Funds / Semi-Annual Report / December 31, 2020

8. CONCENTRATION OF SHAREHOLDERS

On December 31, 2020, the number of shareholders below held the following percentage of the outstanding shares of the Funds. These shareholders are affiliated with the Funds.

	# of Shareholders	% of Outstanding Shares
Growth Fund	3	77.03%
Income Fund	3	84.29%
Balanced Growth Fund	1	0.00%
Balanced Income Fund	1	0.00%

9. ACCOUNTING PRONOUNCEMENT

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management elected to early adopt the removal and modifications of certain disclosures and delay the adoption of additional disclosures until the effective date.

10. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of December 31, 2020.

New Covenant Funds / Semi-Annual Report / December 31, 2020	57

DISCLOSURE OF FUND EXPENSES (Unaudited)

December 31, 2020

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 30, 2020 to December 31, 2020).

The table on this page illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return: This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 7/1/2020	Ending Account Value 12/31/20	Annualized Expense Ratios	Expenses Paid During Period*
Growth Fund
Actual Fund Return	$1,000.00	$1,240.80	0.72%	$4.04
Hypothetical 5% Return	$1,000.00	$1,021.60	0.72%	$3.65
Income Fund
Actual Fund Return	$1,000.00	$1,018.60	0.80%	$4.05
Hypothetical 5% Return	$1,000.00	$1,021.20	0.80%	$4.05
Balanced Growth Fund†
Actual Fund Return	$1,000.00	$1,148.70	0.13%	$0.71
Hypothetical 5% Return	$1,000.00	$1,024.55	0.13%	$0.67
Balanced Income Fund†
Actual Fund Return	$1,000.00	$1,093.00	0.15%	$0.79
Hypothetical 5% Return	$1,000.00	$1,024.45	0.15%	$0.77

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
†	Excludes expenses of the underlying affiliated investment companies.

58	New Covenant Funds / Semi-Annual Report / December 31, 2020

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

New Covenant Funds (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required, pursuant to an exemptive order that has been granted to the Trust by the Securities and Exchange Commission. In connection with their consideration of such initial approvals and renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of each Sub-Adviser’s investment management and other services; (ii) each Sub-Adviser’s investment management personnel; (iii) each Sub-Adviser’s operations and financial condition; (iv) each Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the sub-advisory fees that SIMC pays each Sub-Adviser, compared with fees each charge to comparable accounts; (vi) the level of each Sub-Adviser’s profitability from their Fund-related operations; (vii) each Sub-Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (viii) each Sub-Adviser’s policies on and compliance procedures for personal securities transactions; (ix) each Sub-Adviser’s expertise and resources in domestic and/or international financial markets; and (x) the Funds’ performance over various periods of time.

Each Sub-Advisory Agreement was renewed at meetings of the Board held during the course of the Trust’s fiscal year on September 14-16, 2020 and December 7-9, 2020. In each case, the Board’s renewal was based on its consideration and evaluation of the factors described above, as discussed at the meetings and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the

New Covenant Funds / Semi-Annual Report / December 31, 2020	59

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Concluded)

Sub-Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Sub-Advisory Agreements.

Performance. In determining whether to renew the Sub-Advisory Agreements, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/ or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the renewal of the Sub-Advisory Agreements, the Board considered the performance of each Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of each Sub-Adviser was sufficient to support the renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Sub-Advisory Agreements, the Trustees considered the rate of compensation called for by the Sub-Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Sub-Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of the Sub-Advisers is reasonable and supported renewal of the Sub-Advisory Agreements.

Economies of Scale. The Trustees considered whether any economies of scale were being realized by the Sub-Advisers in connection with the Fund as Fund assets grow, and, if so, whether the benefits of such economies of scale were passed along to the Funds or Funds’ shareholders through a graduated investment advisory fee schedule or other means. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the sub-advisory fees were reasonable in light of the information that was provided by the Sub-Advisers with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the renewal, as applicable, of the Sub-Advisory Agreements and concluded that the compensation under the Sub-Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

60	New Covenant Funds / Semi-Annual Report / December 31, 2020

NEW COVENANT FUNDS SEMI-ANNUAL REPORT DECEMBER 31, 2020

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Christine Reynolds

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Glenn R. Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

New Covenant Fund

877-835-4531

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

NCF-F-004 (12/20)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.	Investments

(a) The Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on February 22, 2012, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Covenant Funds

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: March 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: March 8, 2021

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez
Controller & CFO

Date: March 8, 2021